UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03850
Delaware Group® Tax-Free Fund
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Nomura Tax-Free USA Fund
(formerly, Macquarie Tax-Free USA Fund)
Class A : DMTFX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free USA Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$42	0.82%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.
Fund statistics (as of February 28, 2026)
Fund net assets	$1,151,736,526
Total number of portfolio holdings*	324
Total advisory fees paid (during reporting period)	$2,406,927
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	14.16%
Special Tax Revenue Bonds	13.88%
Education Revenue Bonds	13.71%
Transportation Revenue Bonds	13.29%
Healthcare Revenue Bonds	11.57%
Lease Revenue Bonds	9.86%
State General Obligation Bonds	6.68%
Local General Obligation Bonds	4.56%
Electric Revenue Bonds	3.86%
Housing Revenue Bonds	3.66%

State and territory allocation
Puerto Rico	13.38%
California	11.38%
New York	10.91%
Illinois	9.24%
Florida	5.59%
Arizona	5.01%
Texas	4.65%
Pennsylvania	4.10%
New Jersey	3.45%
Wisconsin	3.44%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5344021)
TSSR-DMTFX-0426

Nomura Tax-Free USA Fund
(formerly, Macquarie Tax-Free USA Fund)
Class C : DUSCX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free USA Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$81	1.57%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.
Fund statistics (as of February 28, 2026)
Fund net assets	$1,151,736,526
Total number of portfolio holdings*	324
Total advisory fees paid (during reporting period)	$2,406,927
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	14.16%
Special Tax Revenue Bonds	13.88%
Education Revenue Bonds	13.71%
Transportation Revenue Bonds	13.29%
Healthcare Revenue Bonds	11.57%
Lease Revenue Bonds	9.86%
State General Obligation Bonds	6.68%
Local General Obligation Bonds	4.56%
Electric Revenue Bonds	3.86%
Housing Revenue Bonds	3.66%

State and territory allocation
Puerto Rico	13.38%
California	11.38%
New York	10.91%
Illinois	9.24%
Florida	5.59%
Arizona	5.01%
Texas	4.65%
Pennsylvania	4.10%
New Jersey	3.45%
Wisconsin	3.44%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5344021)
TSSR-DUSCX-0426

Nomura Tax-Free USA Fund
(formerly, Macquarie Tax-Free USA Fund)
Institutional Class : DTFIX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free USA Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$29	0.57%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.
Fund statistics (as of February 28, 2026)
Fund net assets	$1,151,736,526
Total number of portfolio holdings*	324
Total advisory fees paid (during reporting period)	$2,406,927
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	14.16%
Special Tax Revenue Bonds	13.88%
Education Revenue Bonds	13.71%
Transportation Revenue Bonds	13.29%
Healthcare Revenue Bonds	11.57%
Lease Revenue Bonds	9.86%
State General Obligation Bonds	6.68%
Local General Obligation Bonds	4.56%
Electric Revenue Bonds	3.86%
Housing Revenue Bonds	3.66%

State and territory allocation
Puerto Rico	13.38%
California	11.38%
New York	10.91%
Illinois	9.24%
Florida	5.59%
Arizona	5.01%
Texas	4.65%
Pennsylvania	4.10%
New Jersey	3.45%
Wisconsin	3.44%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5344021)
TSSR-DTFIX-0426

Nomura Tax-Free USA Intermediate Fund
(formerly, Macquarie Tax-Free USA Intermediate Fund)
Class A : DMUSX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$39	0.76%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.75% if litigation expenses were not included.
Fund statistics (as of February 28, 2026)
Fund net assets	$879,583,968
Total number of portfolio holdings*	331
Total advisory fees paid (during reporting period)	$1,595,027
Portfolio turnover rate	3%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	21.98%
Special Tax Revenue Bonds	15.68%
Transportation Revenue Bonds	14.42%
Healthcare Revenue Bonds	8.67%
Education Revenue Bonds	7.79%
Lease Revenue Bonds	7.58%
State General Obligation Bonds	6.62%
Housing Revenue Bonds	6.06%
Electric Revenue Bonds	3.62%
Local General Obligation Bonds	3.31%

State and territory allocation
New York	13.51%
Puerto Rico	12.01%
Illinois	10.23%
California	9.42%
Florida	7.34%
Colorado	4.67%
Pennsylvania	3.73%
Alabama	3.62%
New Jersey	3.37%
Virginia	3.03%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5344021)
TSSR-DMUSX-0426

Nomura Tax-Free USA Intermediate Fund
(formerly, Macquarie Tax-Free USA Intermediate Fund)
Class C : DUICX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$77	1.51%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if litigation expenses were not included.
Fund statistics (as of February 28, 2026)
Fund net assets	$879,583,968
Total number of portfolio holdings*	331
Total advisory fees paid (during reporting period)	$1,595,027
Portfolio turnover rate	3%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	21.98%
Special Tax Revenue Bonds	15.68%
Transportation Revenue Bonds	14.42%
Healthcare Revenue Bonds	8.67%
Education Revenue Bonds	7.79%
Lease Revenue Bonds	7.58%
State General Obligation Bonds	6.62%
Housing Revenue Bonds	6.06%
Electric Revenue Bonds	3.62%
Local General Obligation Bonds	3.31%

State and territory allocation
New York	13.51%
Puerto Rico	12.01%
Illinois	10.23%
California	9.42%
Florida	7.34%
Colorado	4.67%
Pennsylvania	3.73%
Alabama	3.62%
New Jersey	3.37%
Virginia	3.03%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5344021)
TSSR-DUICX-0426

Nomura Tax-Free USA Intermediate Fund
(formerly, Macquarie Tax-Free USA Intermediate Fund)
Institutional Class : DUSIX
Semiannual shareholder report | February 28, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$26	0.51%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.50% if litigation expenses were not included.
Fund statistics (as of February 28, 2026)
Fund net assets	$879,583,968
Total number of portfolio holdings*	331
Total advisory fees paid (during reporting period)	$1,595,027
Portfolio turnover rate	3%
*	Excludes cash and cash equivalents.

Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	21.98%
Special Tax Revenue Bonds	15.68%
Transportation Revenue Bonds	14.42%
Healthcare Revenue Bonds	8.67%
Education Revenue Bonds	7.79%
Lease Revenue Bonds	7.58%
State General Obligation Bonds	6.62%
Housing Revenue Bonds	6.06%
Electric Revenue Bonds	3.62%
Local General Obligation Bonds	3.31%

State and territory allocation
New York	13.51%
Puerto Rico	12.01%
Illinois	10.23%
California	9.42%
Florida	7.34%
Colorado	4.67%
Pennsylvania	3.73%
Alabama	3.62%
New Jersey	3.37%
Virginia	3.03%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5344021)
TSSR-DUSIX-0426

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Nomura National High-Yield Municipal Bond Fund
(formerly, Macquarie National High-Yield Municipal Bond Fund)
Nomura Tax-Free USA Fund
(formerly, Macquarie Tax-Free USA Fund)
Nomura Tax-Free USA Intermediate Fund
(formerly, Macquarie Tax-Free USA Intermediate Fund)
Financial statements and other information
For the six months ended February 28, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Nomura National High-Yield Municipal Bond Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.40%
Education Revenue Bonds — 22.58%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,600,000	$ 1,557,184
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	6,000,000	5,568,900
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) 144A 5.25% 7/1/43 #	255,000	258,906
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,797,728
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,055,000	1,085,553
144A 6.00% 7/1/47 #	8,995,000	9,120,660

(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	751,605
(Benjamin Franklin Charter School Projects) Series A 144A 5.25% 7/1/53 #	1,000,000	942,420
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,005,880
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	6,115,000	5,138,129
(Odyssey Preparatory Academy Project)
144A 5.00% 7/1/49 #	4,000,000	3,628,880
144A 5.00% 7/1/54 #	5,000,000	4,396,500

(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	250,000	250,195
Arlington, Texas Higher Education Finance Revenue
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	5,045,250
144A 6.25% 6/1/63 #	5,250,000	5,316,990
(Great Hearts America - Texas)
Series A 5.00% 8/15/49	900,000	869,733
Series A 5.00% 8/15/54	1,200,000	1,138,752
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	182,100
Series A 5.00% 8/15/41	600,000	495,318

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	8,175,000	$ 9,174,230
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project)
144A 5.00% 9/1/44 #	725,000	726,986
144A 5.00% 9/1/59 #	3,870,000	3,575,029

(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	4,235,000	4,289,970
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,000,000	985,050
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.125% 5/1/38 #	575,000	580,710
(Metropolitan College of New York Project) 5.00% 11/1/39	361,431	289,145
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	2,575,000	2,576,184
144A 5.75% 2/1/49 #	2,700,000	2,699,892
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	9,756,339
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	5,900,000	6,974,921
Series V-1 5.00% 5/1/49	24,670,000	28,663,333
Series V-2 2.25% 4/1/51	4,975,000	3,263,202
Series V-2 5.00% 4/1/51	1,790,000	2,065,427

(University of Southern California) Series A 5.00% 10/1/55	10,830,000	11,508,716
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	9,600,000	9,338,784
California Infrastructure & Economic Development Bank Revenue
144A 5.00% 7/1/44 #	1,330,000	1,329,308
144A 5.125% 7/1/54 #	1,500,000	1,417,650
144A 5.25% 7/1/64 #	2,000,000	1,889,720

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Ascent 613 Project)
Series A 144A 5.375% 1/1/55 #	3,645,000	$ 3,652,035
Series A 144A 5.50% 1/1/60 #	250,000	251,708

(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,000,880
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,345,568
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	1,000,590
Series A 144A 5.00% 7/1/46 #	2,145,000	2,079,835
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	647,100
144A 5.90% 6/15/44 #	775,000	830,567
144A 6.375% 6/15/64 #	3,600,000	3,806,712
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,779,620
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	1,979,400
Series A 144A 6.00% 6/1/63 #	3,035,000	3,025,440

(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	2,735,000	2,457,261
(Escuela Popular Project) 144A 6.50% 7/1/50 #	910,000	916,006
(Fortune School of Education Obligated Group)
Series A 144A 5.00% 6/1/54 #	1,850,000	1,683,925
Series A 144A 5.125% 6/1/59 #	6,150,000	5,632,846
Series A 144A 5.125% 6/1/64 #	1,025,000	927,615

(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,522,215
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	991,149
Series A 144A 5.50% 7/1/62 #	1,000,000	1,000,500

(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	825,000	825,470
(Integrity Charter School Project)
144A 5.25% 7/1/44 #	750,000	750,593
144A 5.50% 7/1/54 #	1,500,000	1,441,770
144A 5.60% 7/1/64 #	4,200,000	4,014,864

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(John Adams Academies - Obligated Group)
Series A 144A 5.00% 7/1/52 #	3,175,000	$ 2,991,612
Series A 144A 5.125% 7/1/62 #	1,680,000	1,563,761
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,052,800
Series A 144A 6.375% 6/1/52 #	1,240,000	1,281,292
Series A 144A 6.50% 6/1/62 #	2,300,000	2,376,912
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	622,616
Series A 144A 5.00% 6/1/64 #	1,600,000	1,499,104

(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,359,535
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,816,934
Series A 144A 4.00% 11/1/55 #	2,500,000	2,017,675

(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	6,000,000	5,784,420
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	4,175,000	4,175,626
Series A 6.00% 10/1/49	1,720,000	1,719,966

(View Park High School) Series A 144A 7.125% 10/1/48 #	3,230,000	3,232,552
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	3,880,050
Capital Projects Finance Authority Revenue
(Unionwest Properties LLC Project) Series B 144A 2.851% 6/1/62 #, ~	29,500,000	2,684,795
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	315,655
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,491,920
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	3,418,230

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Authority, Florida Revenue
(AcadeMir Charter Schools, Inc. Project) Series A 144A 6.625% 7/1/65 #	4,900,000	$ 4,998,098
(KIPP Miami North Campus Project)
Series A 144A 5.625% 6/15/44 #	410,000	425,268
Series A 144A 6.00% 6/15/54 #	655,000	672,528
Series A 144A 6.125% 6/15/60 #	800,000	822,320
(Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project)
Series A 144A 5.25% 7/1/55 #	500,000	488,805
Series A 144A 5.375% 7/1/65 #	2,650,000	2,592,283

(Mason Classical Academy Project) Series A 144A 5.00% 6/1/64 #	6,450,000	5,945,804
(St. John Classical Academy Project)
Series A 144A 5.125% 6/15/50 #	500,000	468,880
Series A 144A 5.25% 6/15/59 #	1,000,000	931,640
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	5,000,000	4,839,800
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	11,051,760
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	1,640,000	1,641,214
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	2,131,280
5.00% 4/1/45	1,665,000	1,716,898
5.75% 4/1/48	5,150,000	5,484,905
City of Burbank, Illinois Revenue
(Intercultural Montessori Language School Project)
144A 6.25% 2/1/51 #	1,950,000	1,992,081
144A 6.25% 2/1/56 #	2,000,000	2,032,400
City of Homewood, Alabama Educational Building Authority Revenue
(CHF - Horizon II, L.L.C. Student Housing & Parking Project at Samford University) Series 2024 C 5.00% 10/1/56	1,200,000	1,168,680

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Sierra, Arizona Vista Education Facility Revenue
(Champion Schools Project) 144A 5.75% 6/15/64 #	3,600,000	$ 3,507,048
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,230,989
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	982,700
144A 5.50% 6/1/55 #	1,960,000	1,882,404
144A 5.50% 6/1/63 #	3,040,000	2,874,441
Cleveland-Cuyahoga County Port Authority Revenue
(Constellation Schools Project)
Series A 144A 5.25% 1/1/34 #	600,000	639,120
Series A 144A 5.375% 1/1/39 #	850,000	888,106
Series A 144A 5.875% 1/1/49 #	1,500,000	1,515,105
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 5.00% 6/15/34 #	325,000	328,676
Series A 144A 5.75% 6/15/44 #	600,000	592,776
Series A 144A 6.00% 6/15/54 #	955,000	906,572
Series A 144A 6.25% 6/15/53 #	3,710,000	3,644,926
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,203,940
Series A 144A 6.40% 6/15/53 #	1,850,000	1,863,283
Cobb County, Georgia Development Authority Education Facilities Revenue
(Mt. Bethel Christian Academy Project)
144A 6.25% 6/1/55 #	2,655,000	2,761,864
144A 6.25% 6/1/64 #	3,150,000	3,253,918
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.50% 4/1/44 #	2,000,000	2,041,660
Series A 144A 5.75% 4/1/59 #	2,250,000	2,243,093
Series A 144A 5.80% 4/1/54 #	2,800,000	2,811,732

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue

(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	$ 2,506,775
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	555,000	557,886
144A 5.00% 12/1/50 #	1,740,000	1,596,154
144A 5.00% 12/1/55 #	3,440,000	3,093,179

(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	2,987,760
County of Palm Beach, Florida Revenue
(Provident Group-PBAU Properties II LLC-Palm Beach Atlantic University Project) Series A 144A 5.75% 10/1/65 #	10,000,000	10,371,800
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	371,275
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project)
144A 6.00% 7/1/65 #	5,000,000	5,074,200
Series A 144A 6.00% 7/1/55 #	1,710,000	1,748,731
District of Columbia Revenue
(Rocketship DC Obligated Group)
Series A 144A 5.00% 6/1/61 #	1,500,000	1,252,440
Series A 5.75% 6/1/54	3,000,000	2,863,590
Series A 6.00% 6/1/58	1,600,000	1,570,608
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,843,261
144A 5.25% 10/1/56 #	3,800,000	3,579,448
(Renaissance Charter School Projects)
Series A 144A 6.125% 6/15/44 #	5,300,000	5,302,597
Series C 144A 5.00% 9/15/50 #	2,000,000	1,788,380

(SFP - Tampa I - The Henry Project) Series A-1 144A 5.25% 6/1/59 #	2,500,000	2,415,750
Florida Higher Educational Facilities Financing Authority Revenue
(Keiser University Project) 144A 6.25% 7/1/55 #	9,800,000	9,976,008

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	2,975,000	$ 3,041,997
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University Project) 144A 5.125% 7/1/43 #	1,500,000	1,485,750
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	949,340
(Compass Public Charter School Project) Series A 144A 5.00% 7/1/54 #	860,000	764,850
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	460,000	460,225
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	532,743
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	548,923
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	2,039,964
(Rogers Park Montessori School Project)
144A 6.25% 8/1/45 #	1,000,000	1,052,050
144A 6.375% 8/1/55 #	3,590,000	3,691,166
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,558,610
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	4,142,640
144A 7.00% 6/15/58 #	6,405,000	6,614,508
(PRG - UINDY Properties LLC)
5.25% 7/1/45	1,140,000	1,117,280
5.25% 7/1/55	1,545,000	1,429,326
5.625% 7/1/50	1,000,000	987,830
5.75% 7/1/60	2,160,000	2,130,948

(Tippecanoe, LLC - Student Housing Project) Series A 5.375% 6/1/64	6,010,000	6,086,567

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	1,500,000	$ 1,500,540
Iowa Higher Education Loan Authority Revenue
(University of Dubuque Project) 6.00% 10/1/55	1,800,000	1,898,010
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,155,838
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	3,500,000	2,590,000
Series A 144A 7.50% 6/1/59 #	5,000,000	3,700,000
(Geo Academies EBR - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,047,047
144A 6.25% 6/1/62 #	1,420,000	1,443,870
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	1,005,970
Series A 144A 6.375% 6/1/62 #	1,330,000	1,337,142
(Lafayette Renaissance Charter Academy Project)
144A 6.00% 6/15/59 #	3,100,000	3,139,897
144A 6.50% 6/15/59 #	4,900,000	5,025,244
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,530,420
Series A 144A 6.375% 6/1/52 #	2,250,000	2,073,577
Series A 144A 6.50% 6/1/62 #	4,000,000	3,678,440
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,679,553
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,689,055
Series A 144A 6.00% 6/15/52 #	1,530,000	1,536,900
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,775,000	4,724,767

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	4,470,000	$ 4,910,608
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	16,280,000	18,505,964
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,000,830
Series A 144A 6.00% 9/15/45 #	1,000,000	1,000,290
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	1,125,916
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,929,200
(Public School Academy Old Redford)
Series A 5.90% 12/1/30	1,150,000	1,150,310
Series A 6.50% 12/1/40	3,900,000	3,900,000
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,160,000	1,160,336
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	2,000,000	1,857,260
Series A 144A 5.00% 7/1/59 #	350,000	321,349
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,595,590
Series A 144A 5.00% 12/15/38 #	1,000,000	1,000,220
Series A 144A 5.00% 12/15/48 #	500,000	477,045
Series A 144A 5.125% 12/15/45 #	2,515,000	2,503,029
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,874,375
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	622,590

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 6.00% 6/15/44 #	1,000,000	$ 1,008,260
144A 6.50% 6/15/64 #	3,000,000	3,013,320
Oregon State Facilities Authority Revenue
(Redmond Proficiency Academy Project)
Series A 144A 5.625% 6/15/55 #	500,000	502,680
Series A 144A 6.00% 6/15/65 #	1,225,000	1,253,702
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	10,000,000	10,961,700
Pima County, Arizona Industrial Development Authority Education Revenue
144A 4.00% 6/15/51 #	4,000,000	3,068,680
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	502,685
144A 5.75% 5/1/50 #	1,530,000	1,530,673
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #, ‡	7,000,000	5,600,000
144A 5.00% 7/1/55 #, ‡	7,370,000	5,896,000
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	756,389
Public Finance Authority Charter School Revenue
(Foundation Academy Charter School)
144A 5.00% 7/1/55 #	2,000,000	1,859,860
144A 5.00% 7/1/60 #	1,200,000	1,095,636
Sierra Vista Industrial Development Authority Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/59 #	2,000,000	1,730,860
144A 5.00% 6/15/64 #	5,500,000	4,692,215
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,741,192
Series A 144A 4.00% 6/1/56 #	1,530,000	1,055,226
(Greer Preparatory Academy Project)
144A 6.50% 6/15/54 #	1,750,000	1,767,745
144A 6.50% 6/15/59 #	2,500,000	2,518,475

(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	4,745,900

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Revenue
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	$ 2,606,049
Series A 144A 7.25% 6/15/58 #	2,915,000	2,978,809
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	960,285
Series A 144A 7.00% 6/15/53 #	1,830,000	1,849,343
Series A 144A 7.125% 6/15/58 #	1,510,000	1,533,224
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,284,186
University of California Revenue
Series CC 5.00% 5/15/53	4,565,000	4,869,212
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	11,000,000	12,412,730
University of Virginia Revenue
Series A-2 3.57% 4/1/45	10,000,000	9,213,400
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,403,384
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	2,750,262
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,007,450
Series A 144A 5.00% 6/15/50 #	2,200,000	2,015,882
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/55	2,000,000	2,119,360
Washington State Housing Finance Commission Revenue
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	2,100,000	2,253,279

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
5.75% 7/1/62	12,032,065	$ 12,528,508
(Cherokee Classical Academy Project)
Series A 144A 6.50% 6/15/45 #	325,000	329,830
Series A 144A 6.75% 6/15/55 #	500,000	503,010
Series A 144A 7.00% 6/15/65 #	1,000,000	1,014,030

(Cornerstone Charter Academy) Series A 144A 5.125% 2/1/46 #	3,250,000	3,249,805
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	316,158
Series A 144A 6.625% 7/1/53 #	600,000	624,132
Series A 144A 6.75% 7/1/58 #	550,000	574,101
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	1,011,780
Series A 5.25% 6/15/54	1,200,000	1,203,408
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,052,840
Series A 144A 6.25% 10/1/58 #	3,885,000	3,968,838
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	3,580,000	3,217,704
Series A 6.125% 6/15/57	2,620,000	2,363,554
(Triad Educational Services, Inc.)
5.25% 6/15/65	4,200,000	3,897,978
5.50% 6/15/55	2,200,000	2,159,542
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	270,000	269,490
Series A 144A 5.00% 6/15/39 #	500,000	500,065

(Wittenberg University) 144A 5.25% 12/1/39 #	4,700,000	4,227,697
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	933,190
Series A 5.00% 10/15/54	465,000	424,582
		680,235,436
Electric Revenue Bonds — 2.44%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,619,485

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
City of New York, Long Island Power Authority Revenue
Series A 5.25% 9/1/50	6,000,000	$ 6,541,560
City of Seattle, Washington Municipal Light and Power Revenue
Series A 4.00% 7/1/51	5,000,000	4,645,350
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,615,000	2,413,012
Series A 5.05% 7/1/42 ‡	4,590,000	3,063,825
Series A 6.75% 7/1/36 ‡	1,500,000	1,001,250
Series AAA 5.25% 7/1/26 ‡	1,955,000	1,304,963
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,557,775
Series AAA 5.25% 7/1/28 ‡	1,205,000	804,338
Series CCC 5.25% 7/1/27 ‡	5,525,000	3,687,937
Series TT 5.00% 7/1/26 ‡	2,785,000	1,858,988
Series TT 5.00% 7/1/37 ‡	5,230,000	3,491,025
Series WW 5.00% 7/1/28 ‡	6,040,000	4,031,700
Series WW 5.25% 7/1/26 ‡	1,530,000	1,021,275
Series WW 5.25% 7/1/33 ‡	1,260,000	841,050
Series WW 5.50% 7/1/38 ‡	9,035,000	6,030,862
Series XX 4.75% 7/1/26 ‡	920,000	614,100
Series XX 5.25% 7/1/40 ‡	19,300,000	12,882,750
Series XX 5.75% 7/1/36 ‡	7,470,000	4,986,225
Series ZZ 4.75% 7/1/27 ‡	760,000	507,300
Series ZZ 5.25% 7/1/26 ‡	8,280,000	5,526,900
		73,431,670
Healthcare Revenue Bonds — 16.75%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	4,595,000	4,334,096
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	5,311,947	779,741
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	2,199,550	1,676,233
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	5,189,384	2,733,560
(ISF - Ativo Portfolio)
Series A 144A 6.75% 3/1/65 #	9,000,000	9,187,920

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(ISF - Ativo Portfolio)
Series A 144A 6.875% 3/1/55 #	2,000,000	$ 2,069,960
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project)
5.00% 7/15/41	2,895,000	2,897,345
5.00% 7/15/42	575,000	576,472
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,855,217
5.75% 6/1/35	1,500,000	1,503,795
5.75% 6/1/45	2,500,000	2,472,550
6.00% 6/1/50	3,130,000	3,076,790
Brookhaven, Georgia Development Authority Revenue
(Children's Healthcare of Atlanta) Series A 4.00% 7/1/49	5,000,000	4,697,300
Build NYC, New York Resource Revenue
(RiverSpring Health Senior Living, Inc. Project) Series A 144A 7.00% 12/15/65 #	6,850,000	6,879,524
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	11,355,000	8,556,787
Series A 3.00% 8/15/51 (BAM)	10,000,000	7,722,800
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 5.25% 1/1/45	1,295,000	1,070,330
Series A 144A 6.625% 1/1/32 #	500,000	499,105
Series A 144A 6.875% 1/1/42 #	1,500,000	1,494,795
California Public Finance Authority Revenue
Series A 144A 6.375% 6/1/59 #	8,000,000	7,602,880
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AG)	2,000,000	2,059,700
Capital Projects Finance Authority Revenue
(Millenia Orlando Project)
Series A 144A 7.125% 1/1/65 #	6,400,000	6,668,992

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Projects Finance Authority Revenue
(Millenia Orlando Project)
Series A 144A 7.25% 1/1/55 #	1,000,000	$ 1,060,530
Capital Trust Agency Senior Living Facilities, Florida Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,764,420
Capital Trust Authority, Florida Revenue
(AIDS Healthcare Foundation Obligated Group) Series A 5.25% 12/1/55	1,700,000	1,714,365
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	420,000	251,177
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	7,410,000	3,260,474
Second Tier Series B 5.00% 1/1/47	2,375,000	1,304,540
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,200,000	5,670,710
City of Kalispell, Montana Revenue
(Immanuel Living at Buffalo Hill Project) Series A 6.00% 5/15/60	6,900,000	7,105,413
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village) Series A 4.00% 5/15/34	1,000,000	996,800
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/60	5,000,000	4,739,800
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,501,675
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,356,760
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,584,015
Series A 6.50% 12/1/52	2,000,000	2,049,160

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	$ 1,000,870
Series A 5.375% 11/15/55	1,000,000	1,001,000
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	366,200
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	6,770,000	4,988,204
(American Baptist) 8.00% 8/1/43 ‡	2,500,000	1,590,275
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	865,950
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	637,582
Series A 144A 5.75% 12/1/35 #	1,150,000	896,149
Series A 144A 6.125% 12/1/45 #	1,200,000	869,892
Series A 144A 6.25% 12/1/50 #	560,000	394,229
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.50% 2/15/52	4,000,000	3,967,400
5.50% 2/15/57	4,930,000	4,864,480
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,500,000	1,605,210
144A 5.375% 7/1/39 #	1,575,000	1,750,329
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/50	8,065,000	6,887,591
Florida Local Government Finance Commission Senior Living Revenue
(Fleet Landing At Nocatee Project) Series A 144A 6.875% 11/15/64 #	6,500,000	6,853,990
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	941,574
5.25% 11/15/51	1,350,000	1,176,538

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	$ 3,000,000
Hamilton County, Ohio Hospital Facilities Revenue
(UC Health) Series A 5.50% 8/1/51	4,000,000	4,124,200
Harris County, Texas Cultural Education Facilities Finance Revenue
(Texas Children's Hospital) 3.00% 10/1/51	1,000,000	733,140
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,197,103
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 3.00% 3/1/51	6,000,000	4,298,040
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	420,033
Illinois Finance Authority Revenue
(Northshore University HealthSystem) 3.25% 8/15/49	5,000,000	3,981,850
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,162,780
(The Admiral at the Lake Project)
5.25% 5/15/42	3,200,000	3,063,392
5.50% 5/15/54	9,375,000	8,149,875
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,500,050
Series A 144A 5.60% 1/1/56 #	2,630,000	2,607,671
Iowa Finance Authority Revenue
(ChildServe Project) Series B 5.00% 6/1/36	2,425,000	2,425,946
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,569,575
5.25% 8/1/55	2,500,000	2,216,100
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	9,281,110

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kalamazoo Economic Development Revenue
(Friendship Village of Kalamazoo Project)
Series A 144A 6.25% 8/15/56 #	2,085,000	$ 2,134,456
Series A 144A 6.25% 8/15/61 #	2,000,000	2,038,400
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,525,000	1,460,706
Series A 5.25% 5/15/52	5,420,000	5,025,858
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,310,131
5.75% 11/15/45	3,000,000	2,830,680
5.75% 11/15/50	1,600,000	1,435,088
King County, Washington Public Hospital District No. 4 Revenue
(Snoqualmie Valley Health) Series A 7.00% 12/1/60	7,350,000	7,541,615
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	8,378,190
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,506,525
Series A 5.75% 8/15/55	1,500,000	1,482,315
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,770,320
Series A 5.00% 1/1/55	2,635,000	1,996,935
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) Series A 3.00% 5/15/47	5,000,000	3,756,150
Massachusetts Development Finance Agency Revenue
(Care Communities, LLC Issue) Series A-1 144A 6.50% 7/15/60 #	7,400,000	7,414,356
(Seven Hills Foundation and Affiliates Issue)
6.00% 9/1/50	500,000	545,600
6.00% 9/1/55	1,000,000	1,084,750

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Michigan Finance Authority Hospital Revenue
Series A 3.00% 12/1/49	5,000,000	$ 3,701,150
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,470,000	2,001,515
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	4,226,547
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,551,348
5.375% 1/1/50	6,250,000	6,249,500
Series A 5.375% 1/1/51	2,000,000	1,986,320
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	8,853,155
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project) 5.00% 1/1/58 =	10,884,206	761,894
New Hampshire, National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.625% 7/1/46 #	1,000,000	1,007,300
Series A 144A 5.75% 7/1/54 #	2,000,000	2,006,300
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	6,098,220
(Bella Vida Forefront Living Project) Series A 6.50% 10/1/60	1,285,000	1,330,219
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37 ‡	120,000	120,000
Series A-2 7.50% 11/15/36 ‡	745,000	745,000
Series B 4.074% 11/15/61 •	3,245,893	1,395,799
(Cardinal Bay - Village on the Park)
Series A 5.25% 7/1/32	770,000	790,059
Series A 6.75% 7/1/44	3,015,000	3,171,418

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Cardinal Bay - Village on the Park)
Series A 7.125% 7/1/56	1,450,000	$ 1,490,991
Series A-1 5.00% 7/1/46	660,000	602,250
Series A-1 5.00% 7/1/51	1,575,000	1,437,188
Series B 4.00% 7/1/31	635,000	495,300
Series B 4.75% 7/1/51	1,915,000	1,436,250
Series C 5.00% 7/1/31 ‡	250,000	150,000
Series C 5.25% 7/1/36 ‡	350,000	210,000
Series C 5.75% 7/1/51 ‡	2,250,000	1,350,000
Series D 6.00% 7/1/26 ‡	90,000	18,000
Series D 7.00% 7/1/51 ‡	1,350,000	270,000

(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	4,259,400
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	15,635,000	14,356,057
(Superior Living Foundation Project) Series A 144A 6.50% 7/1/56 #	10,000,000	10,005,400
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	1,034,360
Series A 6.875% 10/1/57	6,500,000	6,751,225
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,446,156
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,983,140
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,638,216
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project)
Series A 5.125% 8/1/44	500,000	485,225
Series A 5.375% 8/1/54	1,250,000	1,164,100
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group)
4.00% 10/1/52	5,000,000	4,409,000
4.00% 10/1/52 (AG)	1,950,000	1,758,588

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	5,000,000	$ 3,616,550
Oregon State Facilities Authority Revenue
(Integrated Senior Foundation - Refunding Project) Series A-1 144A 7.25% 3/1/60 #	7,000,000	7,187,950
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,715,863
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	5,866
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	1,364,350
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,859,600
Public Finance Authority Charter School Revenue
(Inperium Project) 144A 5.75% 12/1/54 #	13,000,000	13,208,390
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	2,009,040
Series A 5.50% 11/15/49	10,700,000	10,153,016
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,573,262
South Carolina Jobs-Economic Development Authority Revenue
(Beaufort Memorial Hospital & South Broad Healthcare Project) 5.75% 11/15/54	2,250,000	2,306,273
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems) 5.00% 12/1/43	805,000	758,841
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	600,090

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.125% 8/15/45	1,800,000	$ 1,648,584
Stamford Housing Authority Revenue
(Mozaic Concierge Living Project)
Series A 6.25% 10/1/60	1,500,000	1,514,700
Series A 6.50% 10/1/55	2,285,000	2,352,042
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	7,000,000	6,898,710
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,279,120
Series A 6.75% 11/15/52	5,800,000	5,842,456
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,748,014
Series A 144A 6.125% 10/1/52 #	2,570,000	2,042,225
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	10,000,000	11,314,400
Washington State Housing Finance Commission Revenue
(Josephine Caring Community Project) Series A 144A 6.375% 7/1/60 #	7,875,000	7,975,958
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 4.50% 7/1/56 #	4,410,000	3,727,949
Series A 144A 5.00% 7/1/46 #	1,000,000	976,950
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 6.00% 7/1/34	925,000	926,008
Series A 6.125% 7/1/39	750,000	750,593
Series A 6.25% 7/1/44	2,500,000	2,501,275
Wisconsin Health & Educational Facilities Authority Revenue
(Chiara Housing and Services, Inc. Project)
6.00% 7/1/60	6,000,000	6,097,380

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority Revenue
(Chiara Housing and Services, Inc. Project)
6.625% 7/1/60	1,500,000	$ 1,585,695
(Covenant Communities Project)
Second Tier Series B 5.00% 7/1/53	1,945,000	1,704,851
Third Tier Series C 7.00% 7/1/43	1,000,000	944,580
Third Tier Series C 7.50% 7/1/53	1,000,000	920,290
(Dickson Hollow Phase II Project)
5.45% 10/1/39	500,000	540,510
6.00% 10/1/44	300,000	323,544
6.125% 10/1/59	2,750,000	2,873,695
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	647,776
Series A 5.00% 11/1/54	8,425,000	7,669,193
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project) Series A 144A 5.125% 6/1/48 #	1,375,000	1,299,499
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,164,419	2,164,203
Series A 5.75% 12/1/48	2,576,272	2,576,014
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,250,100
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,384,496
		504,462,625
Housing Revenue Bonds — 3.41%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,151,685
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	650,000	597,369
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	4,800,000	3,400,032
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,942,435

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	$ 1,916,880
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,304,710
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	1,805,000	1,889,582
Series B 5.20% 12/1/48	1,080,000	1,120,187
Series B 5.25% 6/1/51	275,000	283,602
Series E 5.25% 6/1/55 (GNMA) (FNMA) (FHLMC)	6,000,000	6,181,380
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47 (GNMA) (FNMA) (FHLMC)	5,605,000	5,840,298
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	750,593
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43 (GNMA) (FNMA) (FHLMC)	1,500,000	1,561,380
Series D-1 5.125% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,850,000	1,896,472
Series D-1 5.20% 7/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,106,000
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,163,350
New Jersey Housing & Mortgage Finance Agency Revenue
(Social Bonds) Series M 5.10% 10/1/50	7,500,000	7,689,375
New York City, New York Housing Development Revenue
(8 Spruce Street) Series RE 5.25% 12/15/43	6,000,000	6,246,060
Ohio Housing Finance Agency Revenue
(Havens Edge Apartments Project) Series A 144A 5.70% 8/1/43 #	3,500,000	3,722,880
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds) Series 143A 5.45% 4/1/51	5,000,000	5,210,550

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Revenue
(Palmera Apartments) 144A 6.75% 12/1/60 #	5,000,000	$ 5,021,750
Tennessee Housing Development Agency Revenue
(Social Bonds) Series A 5.20% 7/1/55	3,250,000	3,339,667
Texas Community Housing & Economic Development Revenue
(Agape Helotes) Series A1 144A 6.25% 1/1/65 #	7,500,000	7,122,825
Virginia Housing Development Authority Revenue
Series A 5.30% 11/1/53	3,500,000	3,590,195
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	779,977
Wisconsin Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,812,375
		102,641,609
Industrial Development Revenue/Pollution ControlRevenue Bonds — 19.63%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,001,520
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 6.00% 5/1/42 #	1,250,000	1,394,562
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	153,690
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	501,255
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	10,789,400
Series B 144A 7.375% 7/1/48 (AMT) #	10,000,000	10,874,300
(United States Steel Corporation Project)
5.45% 9/1/52 (AMT)	3,500,000	3,529,680
5.70% 5/1/53 (AMT)	18,750,000	19,173,375

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series D-1 5.50% 6/1/49 •	2,330,000	$ 2,497,667
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 4.00% 6/1/48	7,150,000	6,215,424
Series B-2 Class 2 5.00% 6/1/55	19,670,000	16,267,483
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,247,190
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,000,000	3,225,660
Series G 5.00% 11/1/55 •	5,000,000	5,273,450
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	9,687,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	501,375
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	26,105,000	14,096,700
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	18,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	59,063
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed)
Series A 0.255% 5/15/57 ^	251,035,000	12,360,964
Series B 0.485% 5/15/57 ^	3,420,000	106,943

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal Improvement Projects)
5.00% 7/1/29 (AMT)	850,000	$ 851,504
Series B 5.50% 7/15/38 (AMT)	7,000,000	7,703,570
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (In), LLC Project) 144A 5.00% 1/1/54 (AMT) #	5,000,000	4,967,800
Colorado Educational & Cultural Facilities Authority Revenue
(The Stanley Project) Series A1 144A 6.875% 2/1/59 #	10,000,000	10,603,300
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	12,617,880
Series D 7.392% 6/15/55 ^	262,500,000	24,457,125
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 1.655% 6/1/60 #, ^	269,685,000	7,208,680
Series D 7.815% 6/1/55 ^	4,000,000	324,120
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	5,653,315	2,921,577
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	15,000,000	14,952,150
5.50% 7/1/53 (AMT)	30,000,000	22,350,000
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	9,060,000	7,836,900
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	9,645,800
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 1.491% 6/1/66 ^	318,050,000	34,040,891

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	$ 10,399,137
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	6,635,000	331,750
Industrial Development Board Of The City Of Kingsport Tennessee Revenue
(Domtar Project) 144A 5.25% 12/1/54 (AMT) #, •	7,500,000	7,263,075
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.934% 6/1/57 #, ^	383,610,000	24,727,501
Series F 144A 0.896% 6/1/57 #, ^	418,235,000	21,610,202
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	10,670,000	9,462,369
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	7,178,640
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	4,000,000	3,970,720
Series B 4.75% 12/1/54 (AMT)	10,090,000	9,669,550
Monroe, New York Tobacco Asset Securitization Revenue
(Forth Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	16,848,000

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	$ 7,333,500
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) 144A 12.00% 1/1/65 (AMT) #, •	7,215,000	3,896,100
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 (AMT) #	1,952,380	20
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts) 144A 5.875% 12/15/33 #	4,800,000	4,807,104
(Mill Creek Project) 144A 5.95% 12/1/31 #	900,000	901,809
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	2,825,000	2,830,537
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,274,928
New York Counties Tobacco Trust IV Revenue
Series F 1.937% 6/1/60 ^	105,000,000	5,132,400
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 0.269% 6/1/60 #, ♦, ^	322,800,000	13,970,784
New York Counties Tobacco Trust VI Pass-Through Revenue
Series C 5.00% 6/1/51 ♦	1,000,000	851,160
New York Transportation Development Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,054,680
(Delta Airlines, Inc. - LaGuardia Airport Terminals C & D Redevelopment Project) 4.375% 10/1/45 (AMT)	5,640,000	5,442,544

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	$ 4,503,060
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,355,252
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	2,003,940
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	1,931,000
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,003,000
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	7,500,000	7,190,625
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	3,000,000	3,344,610
5.25% 12/1/27	2,235,000	2,317,986
5.25% 12/1/28	1,050,000	1,110,532
5.50% 12/1/29	765,000	830,782
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	230,000	232,951
Savannah-Georgia Convention Center, Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 6.25% 6/1/61 #	9,250,000	9,326,035
SkyRidge Pegasus Infrastructure Financing District Revenue
144A 5.25% 12/1/44 #	6,500,000	6,576,895
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,114,550
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,818,004
Suffolk, New York Regional Off-Track Betting Revenue
6.00% 12/1/53	15,000,000	15,352,050

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 2.147% 6/1/46 ^	9,085,000	$ 1,564,528
(Capital Appreciation - Third Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,321,025
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 Class 2 5.00% 6/1/48	660,000	659,505
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,005,080
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	1,018,110
Virginia Tobacco Settlement Financing Revenue
Series A-1 6.706% 6/1/46	10,000,000	8,007,900
(Capital Appreciation Bonds)
First Subordinate Series C 2.949% 6/1/47 ^	95,170,000	24,802,254
Second Subordinate Series D 2.20% 6/1/47 ^	179,085,000	45,722,191
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	480
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	3,990,000	3,937,013
		591,462,143
Lease Revenue Bonds — 2.38%
Atlanta, Georgia Development Authority Revenue
(Gluch Enterprise Zone Project) 144A 6.09% 12/15/48 #, ~	2,500,000	2,278,800
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	4,933,150
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project) Series A 3.00% 12/1/50	5,000,000	3,888,900

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 0.653% 12/15/56 ^	6,110,000	$ 1,359,903
Series A 4.00% 6/15/52	5,305,000	4,579,912
Series B 1.407% 12/15/54 ^	16,210,000	4,017,811
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	916,484
New Hampshire, Business Finance Authority Revenue
(Silverado Project) 144A 5.00% 12/1/28 #	1,500,000	1,500,705
New Jersey Transportation Trust Fund Authority Revenue
Series BB 3.00% 6/15/50	7,265,000	5,554,892
Series CC 4.125% 6/15/50	5,000,000	4,822,700

(Transportation Program) Series BB 4.00% 6/15/50	5,925,000	5,520,559
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	3,211,982
New York Liberty Development Revenue
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	7,000,000	7,011,480
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,267,110
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,836,750
New York State Urban Development Revenue
Series A 3.00% 3/15/50	2,000,000	1,495,000
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	999,970
5.375% 2/1/41	1,300,000	1,268,722
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AG) ^	2,250,000	1,578,330
Series A 6.44% 7/15/37 (AG) ^	4,000,000	2,666,760
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	3,107,370
		71,817,290

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 3.79%
Adams County, Colorado Parterre Metropolitan District No 5
Series A 5.875% 12/1/45	1,250,000	$ 1,322,925
Series A 6.125% 12/1/55	1,730,000	1,822,486
Aledo Independent School District
3.00% 2/15/50 (PSF)	5,000,000	3,870,000
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	9,785,000	9,760,440
Series A 5.75% 12/1/50	5,000,000	5,122,400
Series A 6.00% 12/1/49	9,500,000	9,847,225
Series A 6.25% 12/1/50	2,550,000	2,707,972
Series B 4.00% 12/1/39	2,500,000	2,344,375
Series B 4.00% 12/1/40	2,000,000	1,847,300
Series D 5.00% 12/1/46	6,205,000	5,901,948
(Dedicated Revenues)
Series A 144A 7.00% 12/1/46 #	2,500,000	2,570,450
Series H 5.00% 12/1/46	2,390,000	2,273,272
City of Chicago, Illinois
(Chicago Recovery Plan) Series A 5.00% 1/1/43	7,100,000	7,220,700
City of Horace
Series C 5.00% 5/1/50	1,500,000	1,507,800
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Fort Bend, Texas Independent School District
Series 2024A 5.00% 8/15/33 (PSF)	1,550,000	1,813,562
Grapevine Wash Local District
(Grapevine Wash Assessment Area No.1)
Series A-1 144A 6.00% 3/1/55 #	1,000,000	990,770
Series A-2 144A 5.25% 12/1/44 #	1,500,000	1,503,315
Harris County, Texas Humble Independent School District
3.00% 2/15/49 (PSF)	2,000,000	1,539,000
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	7,500,000	6,530,400
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	3,700,000	3,700,962
(Easton Park Project) 144A 5.625% 2/1/30 #	5,400,000	5,404,590

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	$ 2,253,754
Public Finance Authority Revenue
(Two Step Project) 144A 5.70% 12/15/34 #, ^	9,000,000	5,355,360
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	893,330
Village of Riverdale, Illinois
8.00% 10/1/36	6,435,000	6,452,053
Wisconsin Public Finance Authority Revenue
(Nolina & Sorella Projects) 144A 5.50% 12/15/32 #	2,717,496	2,722,686
(Waterstone Project) 144A 5.50% 12/15/38 #	9,237,704	9,277,057
		114,192,632
Pre-Refunded Bonds — 1.00%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,475,000	2,661,293
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	1,590,000	1,673,284
Decatur County, Texas Hospital Authority
(Wise Regional Health System) Series C 4.00% 9/1/44-31 §	2,036,000	2,200,876
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	10,625,000	12,405,431
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program) Series CC 5.50% 6/15/50-32 §	4,250,000	5,137,315
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	6,069,350
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	55,000	56,453
		30,204,002

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.01%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	2,812,106	$ 140,605
		140,605
Special Tax Revenue Bonds — 13.47%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	2,000,000	2,063,500
144A 5.75% 12/1/54 #	8,750,000	8,800,050
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Waterfront - 30 E. Allen Street Project) Series A 144A 5.25% 5/1/42 #	1,275,000	1,319,510
Arrowhead Springs Public Infrastructure District Revenue
(Arrowhead Springs Assessment Area) 144A 5.625% 12/1/54 #	3,200,000	3,234,976
Atlanta, Georgia Development Authority Revenue
(Westside Gulch Area Project) Series A-2 144A 5.50% 4/1/39 #	5,000,000	5,241,850
Black Desert Public Infrastructure District, Utah Revenue
(Black Desert Assessment Area) 144A 5.625% 12/1/53 #	5,130,000	5,197,716
Black Rock Mountain Resort Public Infrastructure District Special Assessment Revenue
(Black Rock Mountain Resort Assessment Area) 144A 5.875% 12/1/54 #	8,000,000	8,294,960
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	225,000	224,138
Build NYC, New York Resource Revenue
(Quilici Ranch) 144A 5.125% 6/1/47 #	1,000,000	1,011,720
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45 ‡	2,460,000	1,968,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	$ 1,001,600
144A 5.40% 3/1/45 #	2,000,000	2,001,740
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	790,000
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	211,694
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	3,176,752
Commonwealth of Puerto Rico Revenue
3.116% 11/1/43 •	64,687,786	44,230,274
(Subordinate) 2.41% 11/1/51 •	16,372,743	10,130,635
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,656,664
Creekwalk Marketplace Business Improvement District Revenue
(In The City Of Colorado Springs) Series A 6.00% 12/1/54	5,900,000	5,939,943
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	3,750,000	3,749,663
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	46,201,180	45,440,709
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,650,000
Grandview, Missouri Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	640,000

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	290,000	$ 263,018
3.50% 9/1/45	695,000	560,789
4.00% 9/1/51	475,000	398,819
High Star Ranch Infrastructure Financing District Revenue
(High Star Ranch Assessment Area) 144A 6.25% 12/1/55 #	4,750,000	4,770,662
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,144,300
Series E 6.125% 3/1/57	3,250,000	3,424,330
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	625,611	563,050
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	725,000	772,698
144A 5.75% 6/1/42 #	1,075,000	1,132,921
144A 5.75% 6/1/47 #	1,530,000	1,569,811
144A 6.00% 6/1/52 #	1,750,000	1,802,762
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	410,978
5.75% 6/1/43	500,000	541,330
6.00% 6/1/53	995,000	1,049,516
Lees Summit, Missouri Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	1,480,679	266,522
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	972,650
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,053
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, φ	859,000	300,650

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	3,945,000	$ 4,183,002
Mida Mountain Village Public Infrastructure District Revenue
(Subordinate)
Series 1 144A 5.125% 6/15/54 #	3,000,000	3,004,170
Series 2 144A 6.00% 6/15/54 #	4,410,000	4,550,238
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	500,355
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,110,000	1,116,527
Series A 5.50% 8/1/35	1,500,000	1,508,070
Monongalia County, West Virginia Revenue
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	795,000	840,220
Series A 144A 5.75% 6/1/43 #	1,315,000	1,417,780
Series A 144A 6.00% 6/1/53 #	1,315,000	1,387,864
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Subseries E-1 3.00% 2/1/51	3,860,000	2,876,047
(Subordinate Bonds) Series A-3 3.00% 5/1/45	4,000,000	3,247,840
New York State Dormitory Authority Revenue
Series A 3.00% 3/15/49	5,000,000	3,783,450
(General Purpose)
Series A 3.00% 3/15/50	7,000,000	5,232,500
Series E 3.00% 3/15/51	4,980,000	3,692,869
New York State Urban Development Revenue
(General Purpose) Series A 3.00% 3/15/50	10,810,000	8,080,475
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	6,000,000	4,472,400

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	$ 1,480,440
Point Phase 1 Public Infrastructure District No. 1 Revenue
Series A-1 6.125% 3/1/55	3,000,000	3,134,070
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.587% 7/1/46 ^	106,758,000	38,401,920
Series A-1 2.194% 7/1/51 ^	142,182,000	37,408,084
Series A-1 4.75% 7/1/53	29,669,000	28,930,835
Series A-1 5.00% 7/1/58	17,672,000	17,345,422
Series A-2 4.536% 7/1/53	1,022,000	958,922
San Buenaventura, California Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	600,000	602,556
8.00% 8/1/38	1,500,000	1,506,345
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	830,000	830,622
Series A 144A 5.25% 9/1/45 #	3,540,000	3,541,416
Sterling Ranch, Colorado Community Authority Board Revenue
5.625% 12/1/43	1,100,000	1,145,441
Stone Canyon, Missouri Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	262,500
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,480,585
6.75% 12/1/52	4,000,000	4,082,400
Virgin Islands Public Finance Authority Revenue
(Frenchman's Reef Hotel Development Project) Series A 144A 6.00% 4/1/53 #	3,000,000	3,027,900
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,535,000	1,977,300

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(McLemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	$ 9,165,000
Series B 144A 6.50% 6/1/56 #	1,000,000	760,000
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Northwest Speedway STAR Bond District Project) 144A 5.50% 3/1/46 #	4,750,000	4,764,345
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,965,000	4,891,468
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	2,400,000	2,401,128
		405,915,459
State General Obligation Bonds — 4.94%
California State
4.00% 9/1/29	3,950,000	4,216,981
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	18,225,000	13,231,714
Series D 4.00% 11/1/35	5,000,000	5,291,200
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	22,956,237	22,280,635
Series A-1 4.00% 7/1/46	78,275,861	70,670,578
Illinois State
5.00% 1/1/28	1,190,000	1,192,368
5.50% 5/1/39	6,000,000	6,492,540
Series A 5.125% 12/1/29	1,310,000	1,369,317
Series A 5.50% 3/1/47	6,500,000	6,875,895
Series C 4.00% 10/1/41	400,000	391,176
Series C 4.00% 10/1/42	1,000,000	965,820
Series C 4.00% 10/1/48	1,000,000	899,140
Series C 5.00% 11/1/29	4,600,000	4,789,566
Series F 5.25% 9/1/49	7,500,000	7,796,850
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,290,642
		148,754,422
Transportation Revenue Bonds — 6.67%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	4,000,000	4,193,520

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	7,500,000	$ 6,753,750
Central Texas Regional Mobility Authority Senior Lien Revenue
(Capital Appreciation bonds)
7.81% 1/1/36 ^	2,500,000	1,806,500
7.85% 1/1/40 ^	2,000,000	1,144,640
City of Chicago, Illinois International Airport Revenue
(Senior Lien) Series A 5.25% 1/1/61	5,000,000	5,247,500
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,183,236
(Senior Bonds) Series C 4.00% 5/15/50 (AMT)	2,155,000	1,968,571
City of Salt Lake, Utah Airport Revenue
Series A 4.00% 7/1/51 (AMT)	1,395,000	1,241,690
Colorado High Performance Transportation Enterprise Revenue
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,252,925
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 12.00% 7/1/57 (AMT) #, •	25,865,000	17,846,850
(Brightline Florida Passenger Rail Project) 144A 14.00% 7/15/32 (AMT) #, •	35,285,000	12,349,750
Grand Parkway, Texas Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,586,745
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.00% 9/1/66 (AMT)	6,575,000	6,396,423
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail And Capital Improvement Project) Series B 3.00% 10/1/50 (AG)	1,770,000	1,298,030

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facility Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	22,575,000	$ 23,159,467
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.50% 6/30/54 (AMT)	3,000,000	3,069,630
5.50% 6/30/60 (AMT)	7,500,000	7,666,875
6.00% 6/30/54 (AMT)	15,220,000	15,977,347
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	2,650,393
5.00% 12/1/41 (AMT)	4,920,000	5,242,949
North Carolina Turnpike Authority Revenue
(Triangle Expressway System) Series C 4.97% 7/1/41 ^	4,160,000	1,964,144
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 3.00% 12/1/51	2,500,000	1,876,025
Phoenix, Arizona Civic Improvement Revenue
(Junior Lien) Series B 3.25% 7/1/49 (AMT)	1,555,000	1,173,761
Plaquemines, Louisiana Port Harbor & Terminal District Dock & Warf Facilities Revenue
(Nola Terminal LLC Project) Series A 144A 9.00% 12/1/44 #	5,000,000	4,426,300
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	2,650,000	2,460,869
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	3,290,000	3,416,698
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	6,705,000	6,706,408
Tulsa Municipal Airport Trust Trustees Revenue
(American Airlines, Inc. Project)
6.25% 12/1/35 (AMT)	4,000,000	4,706,120
6.25% 12/1/40 (AMT)	5,250,000	5,979,120

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Virginia Port Authority Revenue
5.25% 7/1/55	5,000,000	$ 5,321,050
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,817,574
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 6/30/60 (AMT)	4,250,000	4,455,743
5.75% 12/31/65 (AMT)	11,250,000	11,777,512
6.50% 12/31/65 (AMT)	15,000,000	16,694,550
		200,812,665
Water & Sewer Revenue Bonds — 0.33%
City of Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	183,230
5.00% 11/1/28	30,000	30,529
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Series BB 5.50% 6/15/56	9,000,000	9,842,130
		10,055,889
Total Municipal Bonds (cost $3,117,348,150)		2,934,126,447
	Number of shares
Common Stock — 0.07%♣
Industrial — 0.07%
TimberHP <<, =, †, π	436,852	2,100,559
Total Common Stock (cost $2,100,559)		2,100,559

Warrants — 0.01%
DesertXpress Enterprises =, †	273,000	477,750
Total Warrants (cost $27)		477,750

	Principal amount°	Value (US $)
Short-Term Investments — 1.17%
Variable Rate Demand Notes — 1.17%
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 1.901% 3/1/60 (LOC - TD Bank, N.A.)¤	4,000,000	$ 4,000,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Subseries A-4 2.02% 8/1/43 (SPA - Mizuho Bank)¤	7,000,000	7,000,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 1.90% 8/1/34 (LOC - TD Bank, N.A.)¤	13,660,000	13,660,000
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Methodist Hospitals of Dallas Project) Series A 1.90% 10/1/41 (LOC - TD Bank, N.A.)¤	9,400,000	9,400,000
Utah County, Utah Hospital Revenue
(IHC Health Services, Inc.) Series C 2.10% 5/15/58 (SPA - TD Bank, N.A.)¤	1,100,000	1,100,000
Total Short-Term Investments (cost $35,160,000)		35,160,000
Total Value of Securities—98.65% (cost $3,154,608,736)		2,971,864,756

Receivables and Other Assets Net of Liabilities—1.35%		40,589,308
Net Assets Applicable to 304,398,468 Shares Outstanding—100.00%		$3,012,454,064
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $1,004,879,627, which represents 33.36% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2026.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
φ	Step coupon bond. Stated rate in effect at February 28, 2026 through maturity date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2026, the aggregate value of restricted securities was $2,100,559, which represented 0.07% of the Fund’s net assets. See Note 8 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2026.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$2,100,559	$2,100,559
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax

Summary of abbreviations: (continued)
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free USA Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.96%
Education Revenue Bonds — 13.71%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	$ 306,002
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	225,000	231,516
144A 6.00% 7/1/47 #	400,000	405,588

(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	346,819
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	501,665
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	2,295,000	1,514,975
Series A 2.375% 7/1/52	1,295,000	784,148

(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,830,000	1,463,872
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	2,991,290
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	359,209
(Social Bonds - Equitable School) Series A 4.00% 11/1/50	1,600,000	1,431,856
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/42	1,000,000	1,146,370
Series A 5.00% 8/15/50	3,100,000	3,478,913
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,231,312
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,013,380
5.25% 7/1/57	4,000,000	4,038,160
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	3,462,150
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,055,000	2,429,400

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	16,065,000	$ 18,665,442
Series V-2 5.00% 4/1/51	1,000,000	1,153,870
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,110,000	3,998,167
California School Finance Authority Revenue
(Envision Education – Obligated Group) Series A 144A 5.00% 6/1/44 #	750,000	740,168
(Fortune School Of Education Obligated Group) Series A 144A 5.00% 6/1/44 #	1,175,000	1,145,989
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,370,951
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	3,000,000	2,903,880
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	1,970,305
5.75% 4/1/48 (BAM)	2,000,000	2,155,060
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	1,232,760
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project) 144A 5.75% 7/1/45 #	2,270,000	2,339,712
Florida Development Finance Revenue
(Mater Academy Project) Series A 4.00% 6/15/42	500,000	466,385
Florida, Capital Projects Finance Authority Revenue
(Navigator Academy of Leadership Obligated Group Project) 144A 5.00% 6/15/64 #	2,835,000	2,563,350
Illinois Finance Authority Revenue
(Rogers Park Montessori School Project) 144A 6.25% 8/1/45 #	1,490,000	1,567,555

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	$ 2,507,100
Series A 5.125% 6/1/58	4,000,000	4,005,520
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project) Series A-1 5.00% 7/1/64 (BAM)	3,000,000	3,047,520
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	253,250
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	3,575,000	3,537,391
(Reid Traditional Schools Projects) 5.00% 7/1/47	1,785,000	1,689,485
(Social Bonds-Arizona Autism Charter Schools Project) Series A 144A 4.00% 7/1/61 #	800,000	604,792
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,812,825
(Harvard University) Series A 5.00% 7/15/40	5,000,000	6,105,300
Miami-Dade County, Florida Educational Facilities Authority Revenue
(Academir Charter Schools Project) Series A 144A 5.50% 7/1/61 #	750,000	699,255
New Hampshire, Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	5,000,000	5,126,550
New York State Dormitory Authority Revenue
(Cornell University) Series A 5.50% 7/1/54	5,000,000	5,460,150
New York State Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.25% 8/1/44	1,850,000	1,933,842

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Palm Beach County, Florida Revenue Bonds
(Provident Group – PBAU Properties II LLC - Palm Beach Atlantic University Project) Senior Series A 144A 5.50% 10/1/45 #	3,700,000	$ 3,849,850
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	4,000,000	4,384,680
Permanent University Fund - University of Texas System Revenue
Series A 5.00% 7/1/39	2,000,000	2,426,740
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	4,959,521
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #, ‡	750,000	600,000
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	5,000,000	5,642,150
Washington Higher Education Facilities Authority Revenue
(Gonzaga University) 4.00% 4/1/47	5,000,000	4,659,500
Washington State Housing Finance Commission Revenue
(Blakeley and Laurel Villages Portfolio) Series A 144A 5.25% 7/1/64 (BAM) #	6,950,000	7,098,313
(Radford Court and Nordheim Court Portfolio) 5.50% 7/1/49	2,000,000	2,025,300
(The Evergreen School Project) 4.50% 7/1/55	2,000,000	1,906,260
Wisconsin Public Finance Authority Revenue
Series 1 5.75% 7/1/62	5,761,508	5,999,228
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,951,906
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,242,960
		157,939,607
Electric Revenue Bonds — 3.86%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,111,020

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	1,500,000	$ 1,578,000
Series A 5.00% 7/1/55 (BAM)	1,000,000	1,048,060
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project M) 4.00% 1/1/59	8,285,000	7,243,410
New York Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,877,550
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,446,387
Series A 5.05% 7/1/42 ‡	155,000	103,463
Series A 6.75% 7/1/36 ‡	1,725,000	1,151,437
Series AAA 5.25% 7/1/26 ‡	320,000	213,600
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,338,337
Series TT 5.00% 7/1/32 ‡	2,705,000	1,805,587
Series WW 5.00% 7/1/28 ‡	1,060,000	707,550
Series WW 5.25% 7/1/33 ‡	2,485,000	1,658,737
Series XX 4.75% 7/1/26 ‡	425,000	283,688
Series XX 5.75% 7/1/36 ‡	125,000	83,438
Series ZZ 4.75% 7/1/27 ‡	335,000	223,613
Series ZZ 5.25% 7/1/26 ‡	440,000	293,700
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
(Salt River Project)
Series A 5.00% 1/1/47	1,500,000	1,592,370
Series B 5.25% 1/1/53	6,500,000	6,937,775
Series C 5.25% 1/1/55	7,500,000	8,079,450
South Carolina Public Service Authority Revenue
(Santee Cooper) Series A 5.50% 12/1/54	2,500,000	2,689,250
		44,466,422
Healthcare Revenue Bonds — 11.57%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/40	1,750,000	1,734,005

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	$ 996,943
Series D 7.25% 1/1/52	1,980,000	871,220
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	145,000	136,767
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	435,385	63,910
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	438,686	334,314
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	517,536	272,617
(ISF - Ativo Portfolio) Series A 144A 6.875% 3/1/55 #	1,900,000	1,966,462
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,000,000	753,570
Series A 3.00% 8/15/51 (BAM)	4,000,000	3,089,120

(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	7,490,000	8,444,451
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	2,032,816
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/60	2,250,000	2,132,910
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-2 4.00% 8/1/49 (BAM)	5,000,000	4,592,450
(Intermountain Healthcare) Series A 4.00% 5/15/52	3,000,000	2,760,780
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	1,745,000	1,570,901

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Florida Development Finance Revenue
(Tampa General Hospital Project) Series A 5.25% 8/1/51	1,500,000	$ 1,586,355
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	415,000	380,202
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	153,146
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	259,413
Grand Rapids Economic Development Revenue
(Beacon Hill at Eastgate Project) 6.00% 11/1/50	1,000,000	1,008,720
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	10,631,617
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,775,000	3,829,096
(The Admiral at the Lake Project) 5.25% 5/15/42	1,000,000	957,310
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	3,135,510
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,507,846
Michigan State Finance Authority Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,328,130
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	5,000,000	4,393,500
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	7,500,000	6,462,450

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	$ 1,877,642
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,469,493
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	3,672,800
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AG)	12,640,000	9,069,706
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35	2,500,000	2,959,075
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group) 4.00% 10/1/52	6,245,000	5,506,841
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	427,050
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	489,450
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 4.00% 11/15/42	3,300,000	3,271,818
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) 5.50% 8/15/55	5,000,000	5,442,350
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group) 5.25% 5/15/49	950,000	982,614
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,805,000	3,610,488

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	2,195,000	$ 1,744,235
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	2,476,000
4.00% 12/1/51	3,000,000	2,570,970
Washington State Housing Finance Commission Revenue
(Josephine Caring Community Project) Series A 144A 6.375% 7/1/60 #	2,000,000	2,025,640
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group)
Series A 5.00% 6/1/53	2,000,000	2,046,680
Series A 5.50% 6/1/50	2,115,000	2,274,259
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/46 #	2,500,000	2,442,375
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AG)	1,250,000	1,278,650
5.75% 11/1/53 (AG)	2,500,000	2,698,550
Wisconsin Public Finance Authority Revenue
(Kahala Nui Project)
5.25% 11/15/55	1,750,000	1,788,220
5.25% 11/15/61	3,500,000	3,560,725
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
(Yavapai Regional Medical Center) 3.125% 8/1/43	1,250,000	1,078,437
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center) Series A 5.25% 8/1/49	1,000,000	1,049,540
		133,200,139

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 3.66%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50 (GNMA) (FNMA) (FHLMC)	5,000,000	$ 4,945,450
4.65% 12/1/52 (GNMA) (FNMA) (FHLMC)	2,000,000	1,984,400
California CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	920,842
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,130,590
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	4,000,000	4,252,200
Industrial Development Authority of the County of Pima, Arizona Revenue
Series B 4.90% 7/1/54 (GNMA)	1,200,000	1,210,248
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,163,350
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	2,000,000	2,036,240
Series 143A 5.45% 4/1/51	3,000,000	3,126,330
Series 146A 4.75% 4/1/53	5,000,000	5,005,500
Rhode Island Housing & Mortgage Finance Revenue
Series 80A 4.65% 10/1/53 (GNMA)	4,000,000	3,994,000
Virginia Housing Development Authority Revenue
Series H 4.75% 12/1/59	2,500,000	2,520,700
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49 (GNMA) (FNMA) (FHLMC)	2,385,000	2,385,620
Wyoming Community Development Authority Revenue
Series 1 4.70% 12/1/49	1,500,000	1,504,530
		42,180,000

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 14.16%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	$ 10,575
Series A 144A 7.75% 7/1/50 #, ‡	6,685,000	157,098
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	7,013,110
Series B 144A 7.375% 7/1/48 (AMT) #	5,000,000	5,437,150
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series B 5.00% 10/1/55 •	3,440,000	3,755,173
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	5,000,000	3,633,850
Series A-2 Class 1 4.00% 6/1/48	9,085,000	7,897,500
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 4/1/56 •	2,450,000	2,721,142
Series G 5.00% 11/1/55 •	4,500,000	4,746,105
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	7,925,000	4,279,500
Central Plains, Nebraska Energy Project Revenue
(Project No. 3) Series A 5.00% 9/1/34	2,000,000	2,266,020
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,750,000	3,829,875
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 9.175% 5/15/57 ^	28,335,000	1,395,215
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (IN), LLC Project) 144A 4.875% 1/1/44 (AMT) #	1,500,000	1,542,360

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	40,000	$ 40,770
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 1.654% 6/1/60 #, ^	96,800,000	2,587,464
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	2,920,015	1,509,035
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	10,000,000	9,968,100
5.50% 7/1/53 (AMT)	5,000,000	3,725,000
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	13,400,000	11,591,000
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	2,480,000	124,000
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	7,927,613
Series F 144A 1.418% 6/1/57 #, ^	84,485,000	4,365,340
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	2,000,000	2,198,840
Main Street Natural Gas Project, Georgia Revenue
Series C 5.00% 12/1/54 •	2,000,000	2,177,340
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	500,000	443,410
Mobile County, Alabama Industrial Development Authority Solid Waste Disposal Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	2,500,000	2,481,700
Series B 4.75% 12/1/54 (AMT)	2,000,000	1,916,660
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	940,000	1,000,000

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.18% 3/1/26 (AG) ^	3,185,000	$ 3,185,000
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	17,017,696
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	2,500,000	2,396,875
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	4,025,000	4,487,352
Savannah, Georgia Convention Center Authority Revenue
(Convention Center Hotel - First Tier Bonds) Series A 5.25% 6/1/61	3,000,000	3,010,530
Southeast Energy Authority A Cooperative District, Alabama Revenue
Series A 5.00% 1/1/56 •	4,250,000	4,476,397
(Project No. 2) Series B 4.00% 12/1/51 •	5,000,000	5,232,300
Suffolk Regional Off-Track Betting, New York Revenue
5.75% 12/1/44	1,000,000	1,033,040
6.00% 12/1/53	4,000,000	4,093,880
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	2,500,000	2,737,400
Series 2025 5.00% 1/1/36	4,000,000	4,412,800
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.322% 6/1/46 ^	15,440,000	2,658,922
(Capital Appreciation - Third Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	339,671
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	5,000,000	5,066,800

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,170,000	$ 2,141,182
		163,030,790
Lease Revenue Bonds — 9.86%
Adams County, Colorado Revenue
5.25% 12/1/49	4,080,000	4,364,580
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
1.074% 12/15/56 (AG) ^	44,795,000	10,460,977
5.92% 12/15/56 ^	5,000,000	1,112,850
Series A 4.00% 6/15/50 (BAM)	2,000,000	1,796,760
Series A 4.00% 6/15/52	12,885,000	11,123,878
Series A 5.61% 12/15/56 (BAM) ^	8,000,000	1,868,240
Series B 4.933% 12/15/51 (BAM) ^	12,975,000	3,935,577
Series B 5.118% 12/15/54 (BAM) ^	34,355,000	8,906,877
Series B 5.26% 12/15/54 ^	5,000,000	1,239,300
Series B-1 4.57% 6/15/47 (AG) ^	7,740,000	2,960,705
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	10,700,000	6,585,315
(Transportation Program Bonds)
Series AA 5.00% 6/15/50	5,000,000	5,233,850
Series AA 5.00% 6/15/55	7,000,000	7,269,500
Series AA 5.25% 6/15/41	4,500,000	5,147,190
Series BB 5.25% 6/15/50	3,150,000	3,343,252
Series CC 5.25% 6/15/50	5,000,000	5,324,250
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	13,263,059
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,918,375
Series A-1 3.00% 3/15/51	3,000,000	2,240,280
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54 (GNMA) (FNMA) (FHLMC)	1,320,000	1,329,953

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	$ 5,588,750
Washington Metropolitan Area Transit Authority Dedicated Revenue
(Second Lien)
Series A 5.25% 7/15/55	2,000,000	2,118,520
Series A 5.50% 7/15/60	6,000,000	6,463,500
		113,595,538
Local General Obligation Bonds — 4.56%
Arapahoe County, Colorada Cherry Creek School District No. 5
5.25% 12/15/43	2,500,000	2,842,950
City of Chicago, Illinois
Series A 6.00% 1/1/50	1,350,000	1,421,429
(Chicago Recovery Plan) Series A 5.25% 1/1/45	3,000,000	3,064,890
City of Goodyear, Arizona
3.00% 7/1/39	750,000	705,180
Collin and Dentan County, Texas Prosper Independent School District
5.25% 2/15/55 (PSF)	2,000,000	2,146,320
Fairfax County, Virginia Public Improvement Bonds
Series A 5.00% 10/1/36	5,000,000	5,873,050
Harris and Waller County, Texas Katy Independent School District
5.25% 2/15/54 (PSF)	5,000,000	5,347,900
Harris County, Texas Humble Independent School District
3.00% 2/15/49 (PSF)	2,770,000	2,131,515
Montgomery County, Maryland
Series A 5.00% 10/1/39	7,500,000	8,546,475
New York City, New York
Series G-1 5.25% 2/1/50	2,000,000	2,135,260
Palomar Health, California
Series A 6.746% 8/1/32 (AG) ^	5,000,000	4,001,500
Series A 7.00% 8/1/31 (AG) ^	3,315,000	2,760,301
Series A 7.07% 8/1/33 (AG) ^	5,000,000	3,837,000
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,390,300

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Waterstone Project) 144A 5.50% 12/15/38 #	2,309,426	$ 2,319,264
		52,523,334
Pre-Refunded/Escrowed to Maturity Bonds — 1.54%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	70,000	75,745
Central Texas Turnpike System Revenue
Series A 3.278% 8/15/26 (AMBAC) ^	1,340,000	1,325,005
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	7,725,000	9,019,478
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 (AG) §, ~	7,000,000	7,172,550
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35-34 §	65,000	76,942
		17,669,720
Special Tax Revenue Bonds — 13.88%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	733,440
Commonwealth of Puerto Rico Revenue
3.189% 11/1/43 •	29,277,935	20,018,788
Downtown Revitalization Public Infrastructure District Revenue
(SEG - Redevelopment Project) Series B 5.50% 6/1/55 (AG)	2,750,000	2,979,432
Florida Village Community Development District No. 15 Revenue
(City Of Wildwood, Florida) 144A 4.80% 5/1/55 #	1,945,000	1,899,973
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	25,825,598	25,400,509

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series F-1 5.25% 3/1/67 (BAM)	4,000,000	$ 4,183,120
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	300,000	322,350
Series A 5.00% 10/1/39	2,205,000	2,338,028
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
(Stadium Project Senior Lien) Series A 5.25% 7/1/56 (AG)	2,555,000	2,659,500
(Stadium Project) Series B 5.25% 7/1/56 (AG)	1,130,000	1,186,059
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.29% 3/1/27 (AG) ^	3,000,000	2,921,910
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,101,880
(Subordinate Bonds)
Subseries F-1 5.00% 11/1/36	2,500,000	2,938,350
Subseries F-1 5.00% 2/1/53	4,850,000	5,073,003
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	20,775,000	20,258,118
Series A-1 5.00% 7/1/58	5,560,000	5,457,251
Series A-1 5.674% 7/1/46 ^	100,000,000	35,971,000
Series A-1 6.013% 7/1/51 ^	57,611,000	15,157,454
Series A-2 4.329% 7/1/40	1,000,000	1,002,060
Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax) Subordinate Series A-1 5.25% 5/15/64	3,000,000	3,152,580
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	825,000	643,500

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	$ 2,478,009
		159,876,314
State General Obligation Bonds — 6.68%
California State
(Various Purpose)
5.00% 9/1/43	5,000,000	5,611,950
5.25% 8/1/44	2,000,000	2,276,640
5.50% 8/1/49	5,000,000	5,596,000
Series C 5.00% 11/1/42	2,000,000	2,229,640
Commonwealth of Massachusetts
Series B 5.00% 6/1/43	3,350,000	3,780,642
Commonwealth of Pennsylvania
Series A 5.00% 8/15/34	2,500,000	2,955,575
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	215,000	208,673
Series A-1 4.00% 7/1/46	18,175,844	16,409,879
Illinois State
5.50% 5/1/39	3,725,000	4,030,785
Series A 4.00% 3/1/41	1,110,000	1,102,019
Series A 5.50% 3/1/47	5,000,000	5,289,150
Series B 5.50% 5/1/47	2,000,000	2,110,020
Series C 4.00% 10/1/48	1,605,000	1,443,120
Series D 5.00% 9/1/40	5,000,000	5,489,750

(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,170,000	8,193,366
Oregon State
(Article XI-F(1) Projects and Refunding) Series F 5.00% 8/1/27	1,365,000	1,421,388
(Article XI-G Projects and Refunding) Series G 5.00% 8/1/27	1,250,000	1,301,638
Washington State
Series B 5.00% 6/1/46	1,500,000	1,600,635
Series D 5.00% 6/1/33	2,500,000	2,938,725
Series R 5.00% 7/1/34	2,500,000	2,976,675
		76,966,270

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 13.29%
Alaska Railroad Corporation Cruise Port Revenue
6.00% 10/1/50 (AG) (AMT)	1,500,000	$ 1,641,015
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	2,275,000	2,391,503
Central Texas Turnpike System Revenue
Series C 5.00% 8/15/41	1,575,000	1,754,708
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,522,800
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,118,190
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,107,630
City of Chicago, Illinois International Airport Revenue
Series A 5.25% 1/1/61 (Senior Lien)	5,000,000	5,247,500
Series B 5.50% 1/1/59	3,650,000	3,878,344

(Senior Lien) Series E 5.50% 1/1/55 (AMT)	6,500,000	6,858,215
City of Dallas and Fort Worth, Texas International Airport Revenue
5.00% 11/1/43	3,000,000	3,317,190
City of Los Angeles, California Department of Airports Revenue
(Senior Bonds) Series C 4.00% 5/15/50 (AMT)	2,500,000	2,283,725
(Sustainable Bonds) Series A 5.50% 5/15/55 (AMT)	3,000,000	3,226,560
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	1,770,000	1,791,576
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure) Series A 5.25% 12/1/54 (AG)	2,500,000	2,664,875
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 14.286% 7/15/32 (AMT) #, •	13,000,000	4,550,000
Hawaii State Airports System Revenue
Series A 5.50% 7/1/54 (AMT)	1,200,000	1,286,292
Lee County, Florida Airport Revenue
5.25% 10/1/49 (AMT)	5,100,000	5,377,440

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project)
5.00% 9/1/66 (AMT)	2,610,000	$ 2,539,112
5.50% 9/1/59 (AMT)	3,865,000	3,973,066
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,092,860
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,424,430
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,575,298
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,427,323
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation Program - Forward Delivery) Series AA 5.00% 6/15/29	5,000,000	5,444,300
New York Transportation Development Special Facilities Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	5,000,000	5,129,450
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.375% 6/30/60 (AMT)	5,000,000	5,021,250
Series A 5.25% 12/31/54 (AG) (AMT)	7,500,000	7,704,750
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AG) (AMT)	2,650,000	2,560,589
Series B 0.00% 12/31/54 (AG) (AMT) ~	2,500,000	1,688,575
Pennsylvania Economic Development Financing Authority Revenue
(The PennDOT Major Bridges Package One Project) 6.00% 6/30/61 (AMT)	2,750,000	2,925,065
Pennsylvania Turnpike Commission Revenue
Series C 6.25% 6/1/33 (AG) ~	4,000,000	4,037,560
Port Authority of New York & New Jersey Revenue
Series 248 5.00% 1/15/28	2,000,000	2,111,100
Port of Seattle Intermediate Lien Revenue
Series B 5.50% 10/1/50 (AMT)	5,000,000	5,371,100

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	5,000,000	$ 4,518,900
(Private Activity) Series B 5.50% 7/1/55 (AMT)	5,000,000	5,381,850
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,874,304
Series A 4.00% 5/1/49 (AMT)	3,955,000	3,672,732
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,192,550
Texas Transportation Finance Revenue
Series A 5.50% 10/1/55	5,000,000	5,466,700
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 12/31/65 (AMT)	7,500,000	7,851,675
6.50% 12/31/65 (AMT)	7,250,000	8,069,032
		153,071,134
Water & Sewer Revenue Bonds — 1.19%
City & County of Honolulu, Hawaii Wastewater System Revenue
(Green Bonds) Series A 5.25% 7/1/54	2,105,000	2,257,444
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	1,500,000	1,635,375
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	4,774,410
New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds) Series BB 5.25% 6/15/56	2,900,000	3,104,305

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Texas Water Development Board Revenue
(Master Trust) Series A 5.00% 10/15/44	1,725,000	$ 1,902,606
		13,674,140
Total Municipal Bonds (cost $1,119,665,715)		1,128,193,408
	Number of shares
Common Stock — 0.09%♣
Industrial — 0.09%
TimberHP =, †, π	225,640	1,084,967
Total Common Stock (cost $1,084,967)		1,084,967

Warrants — 0.01%
DesertXpress Enterprises =, †	64,500	112,875
Total Warrants (cost $7)		112,875
	Principal amount°
Short-Term Investments — 1.69%
Variable Rate Demand Notes — 1.69%
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series A 1.90% 2/1/48 (LOC - TD Bank, N.A.)¤	465,000	465,000
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 1.25% 11/15/52 (SPA - Northern Trust)¤	2,000,000	2,000,000
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 1.901% 3/1/60 (LOC - TD Bank, N.A.)¤	200,000	200,000
Illinois Finance Authority Revenue
(The University of Chicago Medical Center) Subseries 2009 D-1 1.85% 8/1/43 (LOC - TD Bank, N.A.)¤	2,000,000	2,000,000

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds) Series AA-3 1.90% 6/15/49 (SPA - TD Bank, N.A.)¤	6,760,000	$ 6,760,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 1.90% 8/1/34 (LOC - TD Bank, N.A.)¤	6,280,000	6,280,000
University of Colorado Hospital Authority Revenue
Series 2018 C 1.90% 11/15/39 (SPA - TD Bank, N.A.)¤	200,000	200,000
Virginia Commonwealth University Health System Authority Revenue
Series B 1.90% 7/1/37 (LOC - TD Bank, N.A.)¤	1,600,000	1,600,000
Total Short-Term Investments (cost $19,505,000)		19,505,000
Total Value of Securities—99.75% (cost $1,140,255,689)		1,148,896,250

Receivables and Other Assets Net of Liabilities—0.25%		2,840,276
Net Assets Applicable to 111,496,855 Shares Outstanding—100.00%		$1,151,736,526
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $113,800,021, which represents 9.88% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2026.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2026, the aggregate value of restricted securities was $1,084,967, which represented 0.09% of the Fund’s net assets. See Note 8 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2026.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$1,084,967	$1,084,967
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.

Schedules of investments
Nomura Tax-Free USA Fund
Summary of abbreviations: (continued)
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free USA Intermediate Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.93%
Education Revenue Bonds — 7.79%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,220,000	$ 1,255,331
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	877,914
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,676,400
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	838,154
(Social Bonds) Series A 5.00% 11/1/42	1,000,000	1,093,220
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,021,620
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/42 #	750,000	770,722
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/34	415,000	453,881
5.00% 7/1/36	415,000	448,495
5.00% 7/1/37	550,000	590,524
5.00% 7/1/42	1,000,000	1,041,740
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,264,852
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	6,316,850
Series U-6 5.00% 5/1/45	1,000,000	1,200,760
Series U-7 5.00% 6/1/46	1,000,000	1,182,190
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	961,040
(California Baptist University) Series A 144A 5.125% 11/1/40 #	1,325,000	1,415,763
California School Finance Authority Revenue
(Partnerships to Uplift Communities Project) 144A 5.00% 8/1/33 #	620,000	650,132

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project) Series A 5.00% 8/1/55	800,000	$ 760,032
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	2,017,680
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,662,575
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC - Arizona State University Project)
Series A 5.00% 7/1/30	350,000	362,173
Series A 5.00% 7/1/32	235,000	242,388
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.25% 4/1/39 #	1,520,000	1,572,653
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,226,518
District of Columbia Revenue
(KIPP DC Issue) 4.00% 7/1/39	1,275,000	1,265,731
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	419,643
Series A 5.00% 6/15/29	400,000	409,352
Idaho Housing & Finance Association Revenue
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	560,005
(Sage International School of Boise Project) Series A 4.00% 5/1/55	1,540,000	1,276,460
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/28	260,000	265,556
Series A 5.00% 2/15/30	390,000	397,956
Series A 5.00% 2/15/32	265,000	269,937
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	642,840

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	$ 591,135
Series A-1 5.00% 7/1/44 (BAM)	625,000	665,175
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	404,560
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	253,250
Series A 144A 5.00% 7/1/50 #	925,000	873,052
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	467,314
Series A 4.00% 7/1/40	500,000	499,480
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami Issue) Series A 5.25% 4/1/48	1,500,000	1,614,285
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,295,285
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	3,265,000	3,359,358
(Pace University) Series A 5.25% 5/1/43	1,390,000	1,484,979
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	875,000	817,364
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	929,370
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,823,972
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,242,585

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/50	1,075,000	$ 1,145,875
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	1,952,640
5.00% 7/1/38	1,000,000	1,062,330
Wisconsin Public Finance Authority Charter School Revenue
(Foundation Academy Charter School Project) 144A 4.75% 7/1/45 #	1,300,000	1,231,100
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,283,140
(Lindenwood Education System) Series A 144A 4.75% 6/1/40 #	4,000,000	4,090,880
		68,498,216
Electric Revenue Bonds — 3.62%
American Municipal Power, Ohio Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,380,101
City of Los Angeles, Department of Water & Power Revenue
Series A 5.25% 7/1/45 (BAM)	1,000,000	1,108,090
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/33	2,915,000	3,229,324
Series A 5.00% 10/1/41	915,000	974,713
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	567,055
5.25% 12/1/40	500,000	563,295
5.25% 12/1/41	650,000	725,959
5.25% 12/1/42	1,000,000	1,107,520
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/39	5,000,000	5,198,600
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,014,600

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/32 ‡	1,555,000	$ 1,037,963
Series WW 5.25% 7/1/33 ‡	1,015,000	677,513
Series WW 5.50% 7/1/26 ‡	3,910,000	2,609,925
Series WW 5.50% 7/1/38 ‡	1,925,000	1,284,937
Series XX 5.25% 7/1/40 ‡	4,630,000	3,090,525
Series ZZ 5.00% 7/1/26 ‡	2,990,000	1,995,825
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AG)	3,000,000	3,423,270
Series E 5.25% 12/1/38 (AG)	1,615,000	1,832,508
		31,821,723
Healthcare Revenue Bonds — 8.67%
Build NYC, New York Resource Revenue
(Riverspring Health Senior Living, INC. Project) Series 2026A 144A 6.50% 12/15/45 #	2,520,000	2,546,334
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	630,000	710,281
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	915,000	547,207
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/45	2,000,000	2,021,540
City of Saint Paul, Minnesota Housing & Redevelopment Authority Revenue
(HealthPartners Obligated Group) Series A 4.00% 7/1/35	5,630,000	5,632,252
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,580,840
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	1,018,100
Series A-2 5.00% 8/1/37	1,105,000	1,164,891
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System) 5.00% 2/15/37	1,000,000	1,008,560

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/45	655,000	$ 590,967
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	376,213
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	801,631
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/42	650,000	684,561
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	10,000	10,014
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	760,655
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	500,185
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	1,400,000	1,412,348
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,037,600
Michigan Finance Authority Revenue
(Trinity Health Credit Group)
4.00% 12/1/40	2,185,000	2,196,493
Series 2016 MI-2 3.00% 3/1/46	2,000,000	1,577,220
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/38	1,000,000	1,006,090
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,427,092

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hampshire, National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	$ 1,109,632
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,482,893
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	1,014,430
Series B 5.25% 8/15/48	2,000,000	2,001,920
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	3,300,000	2,386,923
Palm Beach County, Florida Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) 3.00% 8/15/44	5,000,000	4,119,450
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	130,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	113,750
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,192,660
Series B-2 5.00% 7/1/42	1,500,000	1,560,495
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,908,454
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,000,000	2,050,080
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	627,233
5.00% 5/15/41	700,000	759,010
5.00% 5/15/42	700,000	752,038
5.00% 5/15/43	700,000	744,485

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	$ 1,434,905
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	5,340,000	5,364,137
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	1,057,980
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) Series A 4.50% 12/1/44	1,250,000	1,258,100
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group) Series A 5.25% 6/1/42	3,600,000	4,029,084
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AG)	500,000	517,140
5.75% 11/1/48 (AG)	1,875,000	2,046,150
		76,272,023
Housing Revenue Bonds — 6.06%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	1,500,000	1,545,480
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38 (GNMA) (FNMA) (FHLMC)	2,500,000	2,674,700
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	2,800,000	2,976,540
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38 (GNMA) (FNMA) (FHLMC)	1,250,000	1,344,463
Series G 5.15% 9/1/43 (GNMA) (FNMA) (FHLMC)	2,610,000	2,767,774
New York City, New York Housing Development Revenue
(8 Spruce Street)
Series D 4.00% 12/15/43	1,125,000	1,164,915
Series E 4.375% 12/15/43	1,125,000	1,162,361

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	$ 4,033,080
North Carolina Housing Finance Agency Revenue
(1998 Trust Agreement) Series 49 4.875% 7/1/42 (GNMA) (FNMA) (FHLMC)	4,735,000	5,034,252
North Dakota Housing Finance Agency Revenue
Series D 4.50% 7/1/43	1,740,000	1,764,656
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 142A 4.85% 10/1/43	10,730,000	11,142,783
Series 143A 5.125% 10/1/41	2,840,000	3,034,001

(Social Bonds) Series 149A 5.10% 10/1/45	5,000,000	5,178,600
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43 (GNMA)	4,500,000	4,797,090
San Antonio, Texas Housing Trust Public Facility Revenue
(Cedar Ridge Terrace Apartments) Series A 4.45% 4/1/43 (FNMA)	4,500,000	4,668,075
		53,288,770
Industrial Development Revenue/Pollution ControlRevenue Bonds — 21.98%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	129,720
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	7,924,995
Black Belt, Alabama Energy Gas District Revenue
Series A 4.00% 6/1/51 •	5,000,000	5,221,550
(Gas Project)
Series A 5.25% 5/1/55 •	5,000,000	5,428,800
Series B 5.00% 10/1/55 •	4,850,000	5,294,357
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 4.00% 6/1/48	4,635,000	4,029,159
Series B-2 Class 2 5.00% 6/1/55	2,000,000	1,654,040

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	$ 3,725,260
Series B-1 4.00% 2/1/52 •	4,910,000	5,103,847
Series C 5.25% 1/1/54 •	4,280,000	4,601,942
Series D 5.50% 5/1/54 •	7,000,000	7,459,620
Series G 5.00% 11/1/55 •	5,500,000	5,800,795
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	6,265,000	3,383,100
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	14,063
(Poseidon Resources (Channelside) LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,714,134
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,421,650
Series A 5.00% 9/1/36	2,480,000	2,817,404
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,154,876
County of Broward, Florida Convention Center Hotel Revenue
(First Tier) 5.00% 1/1/47	3,830,000	4,009,014
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 0.90% 6/1/60 #, ^	58,725,000	1,569,719
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	1,799,725	930,080
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	8,875,000	8,846,689
5.50% 7/1/53 (AMT)	5,225,000	3,892,625

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/36 #	1,000,000	$ 1,038,980
Georgia Main Street Natural Gas Supply Revenue
Series A 5.00% 6/1/55 •	1,000,000	1,098,510
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	4,035,196
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	3,828,230
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/38	300,000	299,697
Series A-2 Class 1 4.00% 6/1/39	600,000	595,698
Series A-2 Class 1 4.00% 6/1/40	300,000	292,929
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #, ‡	1,175,000	35,250
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	3,026,678
Series B 5.00% 1/1/55 •	3,750,000	4,090,012
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,749,220
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	726,560
Series B 7.00% 11/1/34	2,905,000	3,609,869
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	865,600
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	2,500,000	2,412,475
5.00% 1/1/34 (AMT)	4,210,000	4,346,236
5.00% 1/1/36 (AMT)	3,000,000	3,086,190
5.00% 10/1/40 (AMT)	1,125,000	1,164,836
6.00% 4/1/35 (AMT)	2,000,000	2,232,780

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Port of Beaumont, Texas Navigation District Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT) #	2,000,000	$ 2,018,760
Regional Transportation District, Colorado Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,054,110
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	7,200,000	8,027,064
San Joaquin Valley Clean Energy, California Authority Revenue
(Green Bonds) Series A 5.50% 1/1/56 •	3,500,000	3,989,930
South Carolina Jobs - Economic Development Authority Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,050,000
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	12,500
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No. 3) Series A-1 5.50% 1/1/53 •	5,500,000	5,986,585
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	2,000,080
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,165,200
Tennergy Gas Supply, Tennessee Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,537,192
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	1,500,000	1,642,440
Series 2025 5.00% 1/1/36	4,000,000	4,412,800
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,662,688
(Capital Appreciation - Third Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	245,527
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/30	475,000	486,016

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/31	475,000	$ 485,483
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,500,000	2,533,400
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
First Subordinate Series C 1.96% 6/1/47 ^	58,500,000	15,245,685
Second Subordinate Series D 2.466% 6/1/47 ^	8,185,000	2,089,712

(Convertible Bond) Senior Series B-2 5.20% 6/1/46 ~	1,250,000	1,108,000
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	200,120
Series A 5.00% 2/1/62	2,720,000	2,683,878
		193,299,555
Lease Revenue Bonds — 7.58%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	5,419,050
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	5,740,000	5,671,866
Series A 4.00% 12/15/47	11,560,000	10,343,657
Series A 4.00% 6/15/52	1,970,000	1,700,740
Series A 4.00% 6/15/52 (BAM)	415,000	367,209
Series B 4.733% 12/15/51 (BAM) ^	10,000,000	3,033,200
Series B-1 4.57% 6/15/47 (AG) ^	8,965,000	3,429,292
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,873,188
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	6,071,486
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	9,791,809
Series CC 5.25% 6/15/39	2,000,000	2,258,520
Series CC 5.25% 6/15/43	4,750,000	5,214,028

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	$ 782,020
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	6,000,000	4,604,100
Virginia Public Building Authority Public Facilities Revenue
Series A 5.00% 8/1/45	4,680,000	5,119,592
		66,679,757
Local General Obligation Bonds — 3.31%
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,810,000	2,595,457
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/35	825,000	837,053
5.00% 4/1/36	320,000	324,208
City of Bend, Oregon
5.00% 6/1/43	2,350,000	2,642,152
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,063,002
Series E 6.00% 1/1/45	2,000,000	2,182,580
(Chicago Recovery Plan)
Series A 5.00% 1/1/43	2,900,000	2,949,300
Series A 5.25% 1/1/45	4,350,000	4,444,090
Harris County, Texas Permanent Improvement Bonds
(Certificates of Obligation) 5.00% 9/15/42	5,090,000	5,664,305
Las Vegas, Nevada Valley Water District Revenue
Series A 4.00% 6/1/43	3,450,000	3,512,134
New Hampshire Business Finance Authority
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	1,900,000	1,900,494
		29,114,775
Pre-Refunded Bonds — 0.98%
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41-27 §	3,740,000	3,805,039
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	4,135,000	4,827,902
		8,632,941

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 15.68%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Forward Delivery)
5.00% 5/1/31	670,000	$ 732,102
5.00% 5/1/34	750,000	821,805
5.00% 5/1/35	850,000	926,177
5.00% 5/1/36	850,000	921,349
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.00% 5/1/34 ‡	830,000	664,000
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	5,022,840
Commonwealth of Puerto Rico Revenue
(Subordinate) 3.006% 11/1/43 •	18,226,328	12,462,252
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/26	2,500,000	2,535,750
5.00% 12/1/29	600,000	607,974
5.00% 12/1/31	900,000	911,385
5.00% 12/1/32	1,800,000	1,821,744
5.00% 12/1/34	1,500,000	1,515,915
5.00% 12/1/35	1,200,000	1,211,760
5.00% 12/1/36	900,000	908,073
Downtown Revitalization Public Infrastructure District, Utah Revenue
(First Lien - SEG Redevelopment Project)
Series A 5.00% 6/1/36 (AG)	1,600,000	1,735,744
Series A 5.25% 6/1/41 (AG)	770,000	884,514
Series A 5.25% 6/1/42 (AG)	1,750,000	1,992,358
(Second Lien - SEG Redevelopment Project)
Series B 5.25% 6/1/41 (AG)	1,000,000	1,148,720
Series B 5.25% 6/1/42 (AG)	825,000	939,254
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	20,297,425	19,963,329

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Indianapolis, Indiana Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	$ 3,615,320
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	1,785,000	1,892,689
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AG)	4,050,000	4,427,987
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,573,470
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series C 5.00% 11/1/46	2,000,000	2,160,060
Subseries F-1 5.00% 2/1/45	2,500,000	2,724,850
(Subordinate)
Subseries E-1 5.00% 2/1/32	5,000,000	5,120,450
Subseries I-1 5.00% 5/1/43	4,110,000	4,562,429
New York State Dormitory Authority Revenue
(General Purpose) Series A 3.00% 3/15/50	1,350,000	1,009,125
New York State Thruway Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/41	5,000,000	5,514,000
New York Triborough Bridge & Tunnel Authority Revenue
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	5,000,000	5,337,250
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AG)	1,000,000	1,106,070
Series A 5.50% 9/1/43 (AG)	1,000,000	1,096,420
Series A 5.50% 9/1/44 (AG)	1,000,000	1,087,270
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.37% 7/1/51 ^	22,552,000	5,933,431
Series A-1 4.55% 7/1/40	3,015,000	3,035,200
Series A-1 4.75% 7/1/53	14,048,000	13,698,486

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.00% 7/1/58	3,775,000	$ 3,705,238
Series A-1 5.667% 7/1/46 ^	14,246,000	5,124,429
Series A-2 4.329% 7/1/40	5,453,000	5,464,233
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/35	1,000,000	1,147,690
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	505,120
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	505,000	393,900
		137,962,162
State General Obligation Bonds — 6.62%
California State
(Various Purpose) 5.00% 9/1/36	4,000,000	4,051,000
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	7,488,979	7,504,406
Series A-1 4.00% 7/1/46	12,920,000	11,664,693
Illinois State
5.00% 1/1/28	1,630,000	1,633,244
5.00% 11/1/36	1,965,000	1,988,659
5.50% 5/1/39	2,500,000	2,705,225
Series A 5.125% 12/1/29	3,260,000	3,407,613
Series B 4.00% 10/1/35	6,630,000	6,784,479
Series C 4.00% 10/1/37	1,710,000	1,734,812
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,240,766
Series B 4.00% 11/1/38	1,810,000	1,816,787
Maryland State
(Bidding Group 2 Bond) Series A 5.00% 6/1/39	5,000,000	5,831,450
Washington State
(Various Purpose)
Series A 5.00% 8/1/35	3,000,000	3,381,720

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Washington State
(Various Purpose)
Series R 5.00% 8/1/39	3,000,000	$ 3,483,960
		58,228,814
Transportation Revenue Bonds — 14.42%
Chicago, Illinois O'Hare International Airport Senior Lien Revenue
Series A 4.00% 1/1/36	1,180,000	1,216,214
Series B 5.00% 1/1/36	2,500,000	2,656,825
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,555,000	5,024,831
(Subordinate)
Series A 4.00% 12/1/43 (AMT)	2,335,000	2,279,800
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,483,519
City of Greater Orlando, Florida Aviation Authority Revenue
(Airport Facilities Bond) 5.25% 10/1/42 (AMT)	6,475,000	7,206,804
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 10.00% 7/1/57 (AMT) #, •	7,840,000	5,409,600
(Brightline Florida Passenger Rail Project) 144A 14.286% 7/15/32 (AMT) #, •	10,000,000	3,500,000
Illinois State Toll Highway Authority Revenue
(Senior) Series A 5.25% 1/1/45	9,250,000	10,067,237
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,670,415
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,050,610
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	1,008,560
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/36 (AMT)	1,235,000	1,337,357
5.00% 10/1/37 (AMT)	1,270,000	1,366,291
5.00% 10/1/38 (AMT)	1,360,000	1,454,874

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/40 (AMT)	1,475,000	$ 1,558,013
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,511,265
New York Liberty Development Revenue
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,823,900
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Series A 5.25% 11/15/43	3,000,000	3,339,960
New York State Thruway Authority General Revenue
(Junior Indebtedness Obligations) Series B 4.00% 1/1/41	10,000,000	10,118,500
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project - Green Bonds)
5.25% 6/30/43 (AMT)	5,500,000	5,850,075
5.375% 6/30/60 (AMT)	2,500,000	2,510,625
5.50% 6/30/38 (AMT)	1,670,000	1,817,578
5.50% 6/30/40 (AMT)	800,000	862,224
5.50% 6/30/42 (AG) (AMT)	1,750,000	1,886,903
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/33 (AMT)	3,955,000	4,404,881
5.00% 12/1/37 (AMT)	1,000,000	1,085,680
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,073,050
Port Authority of New York & New Jersey Revenue
Two Hundred Eighteenth Series 4.00% 11/1/41 (AMT)	2,480,000	2,477,198
Two Hundred Twenty-First Series 4.00% 7/15/36 (AMT)	1,200,000	1,230,732
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	4,750,000	5,383,175

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Regional Airport Authority Revenue
(Private Activity) Series B 5.25% 7/1/41 (AMT)	4,500,000	$ 5,139,855
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/30 (AMT)	230,000	239,267
Series B 5.00% 1/1/33 (AMT)	705,000	730,197
Series B 5.00% 1/1/34 (AMT)	450,000	465,318
Series B 5.00% 1/1/35 (AMT)	245,000	253,028
Series B 5.00% 1/1/36 (AMT)	230,000	237,123
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	529,925
5.50% 6/30/43 (AMT)	1,500,000	1,584,600
Wisconsin Public Finance Authority Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	7,500,000	8,347,275
(Senior Lien - Georgia SR 400 Express Lanes Project) 5.75% 12/31/65 (AMT)	3,500,000	3,664,115
		126,857,399
Water & Sewer Revenue Bonds — 1.22%
City of Aurora, Colorado Water Revenue
(First-Lien Water Revenue Bonds) 4.00% 8/1/54	2,750,000	2,569,820
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/41	3,400,000	3,803,444
5.25% 10/1/43	3,250,000	3,553,128
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	835,350
		10,761,742
Total Municipal Bonds (cost $849,718,195)		861,417,877

	Number of shares	Value (US $)
Common Stock — 0.08%♣
Industrial — 0.08%
TimberHP =, †, π	139,071	$ 668,709
Total Common Stock (cost $668,709)		668,709

Warrants — 0.01%
DesertXpress Enterprises =, †	51,000	89,250
Total Warrants (cost $5)		89,250
	Principal amount°
Short-Term Investments — 1.07%
Variable Rate Demand Notes — 1.07%
Illinois Finance Authority Revenue
(The University of Chicago Medical Center) Subseries 2009 D-1 0.80% 8/1/43 (LOC - TD Bank, N.A.)¤	400,000	400,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 1.90% 8/1/34 (LOC - TD Bank, N.A.)¤	1,200,000	1,200,000
Regents of the University of California General Revenue
Series AL-3 0.45% 5/15/48 ¤	1,400,000	1,400,000
University of Colorado Hospital Authority Revenue
Series 2018 B 0.95% 11/15/35 (SPA - TD Bank, N.A.)¤	5,900,000	5,900,000
Series 2018 C 0.95% 11/15/39 (SPA - TD Bank, N.A.)¤	500,000	500,000
Total Short-Term Investments (cost $9,400,000)		9,400,000
Total Value of Securities—99.09% (cost $859,786,909)		871,575,836

Receivables and Other Assets Net of Liabilities—0.91%		8,008,132
Net Assets Applicable to 79,488,011 Shares Outstanding—100.00%		$879,583,968
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $66,011,636, which represents 7.50% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2026.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2026, the aggregate value of restricted securities was $668,709, which represented 0.08% of the Fund’s net assets. See Note 8 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2026.

Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$668,709	$668,709
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
February 28, 2026 (Unaudited)
	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund
Assets:
Investments, at value*	$2,969,764,197	$1,148,896,250	$871,575,836
Investments of affiliated issuers, at value**	2,100,559	—	—
Cash	24,276,765	353,364	429,365
Interest receivable	32,724,246	11,366,376	9,110,435
Receivable for fund shares sold	11,948,650	2,490,966	1,408,573
Receivable for securities sold	1,192,826	—	—
Prepaid expenses	512,253	488,345	141,386
Other assets	19,449	7,823	8,545
Total Assets	3,042,538,945	1,163,603,124	882,674,140
Liabilities:
Payable for securities purchased	15,768,218	5,178,600	—
Payable for fund shares redeemed	10,874,709	5,302,803	1,999,301
Other accrued expenses	1,101,306	420,098	404,209
Investment management fees payable to affiliates	1,089,374	366,624	244,295
Distribution payable	1,059,363	456,708	366,604
Distribution fees payable to affiliates	154,460	126,599	64,702
Dividend disbursing and transfer agent fees and expenses payable to affiliates	19,006	6,680	5,333
Accounting and administration expenses payable to affiliates	12,899	4,752	3,861
Legal fees payable to affiliates	5,546	3,734	1,867
Total Liabilities	30,084,881	11,866,598	3,090,172
Total Net Assets	$3,012,454,064	$1,151,736,526	$879,583,968

Net Assets Consist of:
Paid-in capital	$3,443,007,639	$1,294,795,700	$956,510,246
Total distributable earnings (loss)	(430,553,575)	(143,059,174)	(76,926,278)
Total Net Assets	$3,012,454,064	$1,151,736,526	$879,583,968

	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund

Net Asset Value

Class A:
Net assets	$616,953,342	$624,617,177	$317,392,588
Shares of beneficial interest outstanding, unlimited authorization, no par	62,789,316	60,683,380	28,854,111
Net asset value per share	$9.83	$10.29	$11.00
Sales charge	4.50%	4.50%	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.29	$10.77	$11.31

Class C:
Net assets	$48,664,407	$10,044,291	$4,242,562
Shares of beneficial interest outstanding, unlimited authorization, no par	4,933,912	975,435	386,031
Net asset value per share	$9.86	$10.30	$10.99

Institutional Class:
Net assets	$2,346,836,315	$517,075,058	$557,948,818
Shares of beneficial interest outstanding, unlimited authorization, no par	236,675,240	49,838,040	50,247,869
Net asset value per share	$9.92	$10.38	$11.10
*Investments, at cost	$3,152,508,177	$1,140,255,689	$859,786,909
**Investments of affiliated issuers, at cost	2,100,559	—	—
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2026 (Unaudited)
	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund
Investment Income:
Interest	$91,106,101	$28,235,883	$20,335,133

Expenses:
Management fees	7,404,763	2,943,246	2,187,092
Distribution expenses — Class A	789,175	782,891	408,050
Distribution expenses — Class C	252,831	48,766	20,359
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,417,716	417,223	358,542
Accounting and administration expenses	212,940	94,032	84,788
Legal fees	104,283	45,954	33,917
Trustees’ fees	81,058	28,848	22,905
Registration fees	77,898	46,677	35,832
Reports and statements to shareholders expenses	56,622	30,927	27,140
Audit and tax fees	37,835	35,382	32,127
Custodian fees	19,027	6,696	6,546
Other	235,681	160,295	74,521
	10,689,829	4,640,937	3,291,819
Less expenses waived	(477)	(536,319)	(592,065)
Less expenses paid indirectly	(19,135)	(7,504)	(7,221)
Total operating expenses	10,670,217	4,097,114	2,692,533
Net Investment Income (Loss)	80,435,884	24,138,769	17,642,600

	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(12,185,715)	$(5,811,109)	$(2,272,401)
Net change in unrealized appreciation (depreciation) on investments	137,391,727	64,605,716	42,046,476
Net Realized and Unrealized Gain (Loss)	125,206,012	58,794,607	39,774,075
Net Increase (Decrease) in Net Assets Resulting from Operations	$205,641,896	$82,933,376	$57,416,675
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura National High-Yield Municipal Bond Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$80,435,884	$170,078,052
Net realized gain (loss)	(12,185,715)	(77,761,501) [1]
Net increase from payment by affiliates	—	441,995[2]
Net change in unrealized appreciation (depreciation)	137,391,727	(255,400,606)
Net increase (decrease) in net assets resulting from operations	205,641,896	(162,642,060)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(15,702,136)	(32,590,568)
Class C	(1,067,812)	(2,229,340)
Institutional Class	(64,850,950)	(131,332,317)
	(81,620,898)	(166,152,225)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	75,750,856	171,100,572
Class C	3,564,969	15,573,935
Institutional Class	464,353,481	1,520,251,088

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	15,082,374	31,467,144
Class C	1,037,169	2,170,745
Institutional Class	58,262,294	118,907,283
	618,051,143	1,859,470,767

	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(145,104,592)	$(187,930,751)
Class C	(9,969,188)	(18,322,744)
Institutional Class	(832,204,411)	(1,407,650,923)
	(987,278,191)	(1,613,904,418)
Increase (decrease) in net assets derived from capital share transactions	(369,227,048)	245,566,349
Net Decrease in Net Assets	(245,206,050)	(83,227,936)

Net Assets:
Beginning of period	3,257,660,114	3,340,888,050
End of period	$3,012,454,064	$3,257,660,114
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free USA Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$24,138,769	$51,816,128
Net realized gain (loss)	(5,811,109)	(21,865,287) [1]
Net increase from payment by affiliates	—	728,651[2]
Net change in unrealized appreciation (depreciation)	64,605,716	(94,563,839)
Net increase (decrease) in net assets resulting from operations	82,933,376	(63,884,347)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(13,736,522)	(28,048,268)
Class C	(176,702)	(337,324)
Institutional Class	(11,675,703)	(23,430,537)
	(25,588,927)	(51,816,129)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	54,789,517	76,033,383
Class C	2,694,729	3,146,664
Institutional Class	131,105,019	337,342,949

Net assets from reorganization:[3]
Class A	—	39,083,582
Class C	—	924,050
Institutional Class	—	11,896,740

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,820,427	26,089,199
Class C	172,580	329,612
Institutional Class	9,282,587	18,724,293
	210,864,859	513,570,472

	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(106,518,495)	$(146,963,272)
Class C	(2,598,814)	(4,538,571)
Institutional Class	(141,829,067)	(332,816,145)
	(250,946,376)	(484,317,988)
Increase (decrease) in net assets derived from capital share transactions	(40,081,517)	29,252,484
Net Increase (Decrease) in Net Assets	17,262,932	(86,447,992)

Net Assets:
Beginning of period	1,134,473,594	1,220,921,586
End of period	$1,151,736,526	$1,134,473,594
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free USA Intermediate Fund
	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$17,642,600	$44,947,113
Net realized gain (loss)	(2,272,401)	(18,165,023) [1]
Net increase from payment by affiliates	—	148,279[2]
Net change in unrealized appreciation (depreciation)	42,046,476	(52,529,478)
Net increase (decrease) in net assets resulting from operations	57,416,675	(25,599,109)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,594,307)	(13,642,925)
Class C	(66,929)	(130,876)
Institutional Class	(12,108,059)	(31,173,013)
	(18,769,295)	(44,946,814)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	24,474,637	26,034,204
Class C	466,127	1,263,220
Institutional Class	73,384,455	279,235,098

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,967,653	12,263,924
Class C	64,238	127,288
Institutional Class	10,117,757	26,880,286
	114,474,867	345,804,020

	Six months ended 2/28/26 (Unaudited)	Year ended 8/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(55,959,880)	$(71,509,415)
Class C	(502,319)	(1,336,371)
Institutional Class	(130,248,674)	(502,518,274)
	(186,710,873)	(575,364,060)
Decrease in net assets derived from capital share transactions	(72,236,006)	(229,560,040)
Net Decrease in Net Assets	(33,588,626)	(300,105,963)

Net Assets:
Beginning of period	913,172,594	1,213,278,557
End of period	$879,583,968	$913,172,594
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura National High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes litigation expenses of 0.01% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.46	$10.38	$9.67	$10.35	$12.04	$11.15

0.24	0.46	0.50	0.46	0.44	0.42
0.37	(0.92)	0.69	(0.66)	(1.67)	0.91
—	—[3]	—	—	—	—
0.61	(0.46)	1.19	(0.20)	(1.23)	1.33

(0.24)	(0.46)	(0.48)	(0.44)	(0.43)	(0.42)
—	—	—	(0.04)	(0.03)	(0.02)
(0.24)	(0.46)	(0.48)	(0.48)	(0.46)	(0.44)

$9.83	$9.46	$10.38	$9.67	$10.35	$12.04

6.50%[5]	(4.54%)[3]	12.58%[5]	(1.92%)[5]	(10.49%)[5]	12.12%[5]

$616,953	$646,513	$697,863	$315,959	$261,839	$247,542
0.86%[6]	0.87%[6]	0.85%	0.85%	0.85%	0.85%
0.86%[6]	0.87%[6]	0.87%	0.88%	0.88%	0.88%
4.89%	4.74%	4.97%	4.62%	3.94%	3.65%
4.89%	4.74%	4.95%	4.59%	3.91%	3.62%
6%	34%	19%	18%	56%	16%

Financial highlights
Nomura National High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes litigation expenses of 0.01% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.49	$10.42	$9.71	$10.39	$12.09	$11.20

0.21	0.39	0.42	0.38	0.35	0.33
0.37	(0.93)	0.69	(0.66)	(1.67)	0.91
—	—[3]	—	—	—	—
0.58	(0.54)	1.11	(0.28)	(1.32)	1.24

(0.21)	(0.39)	(0.40)	(0.36)	(0.35)	(0.33)
—	—	—	(0.04)	(0.03)	(0.02)
(0.21)	(0.39)	(0.40)	(0.40)	(0.38)	(0.35)

$9.86	$9.49	$10.42	$9.71	$10.39	$12.09

6.09%[5]	(5.31%)[3]	11.71%[5]	(2.64%)[5]	(11.18%)[5]	11.25%[5]

$48,665	$52,050	$57,976	$43,123	$46,410	$58,285
1.61%[6]	1.62%[6]	1.60%	1.60%	1.60%	1.60%
1.61%[6]	1.62%[6]	1.62%	1.63%	1.63%	1.63%
4.15%	3.98%	4.22%	3.87%	3.19%	2.90%
4.15%	3.98%	4.20%	3.84%	3.16%	2.87%
6%	34%	19%	18%	56%	16%

Financial highlights
Nomura National High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Includes litigation expenses of 0.01% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.54	$10.48	$9.77	$10.45	$12.15	$11.26

0.26	0.49	0.53	0.49	0.47	0.45
0.38	(0.94)	0.69	(0.66)	(1.68)	0.91
—	—[3]	—	—	—	—
0.64	(0.45)	1.22	(0.17)	(1.21)	1.36

(0.26)	(0.49)	(0.51)	(0.47)	(0.46)	(0.45)
—	—	—	(0.04)	(0.03)	(0.02)
(0.26)	(0.49)	(0.51)	(0.51)	(0.49)	(0.47)

$9.92	$9.54	$10.48	$9.77	$10.45	$12.15

6.70%[5]	(4.41%)[3]	12.78%[5]	(1.62%)[5]	(10.22%)[5]	12.32%[5]

$2,346,836	$2,559,097	$2,585,049	$1,809,639	$1,544,505	$1,452,944
0.61%[6]	0.62%[6]	0.60%	0.60%	0.60%	0.60%
0.61%[6]	0.62%[6]	0.62%	0.63%	0.63%	0.63%
5.15%	4.99%	5.22%	4.87%	4.19%	3.90%
5.15%	4.99%	5.20%	4.84%	4.16%	3.87%
6%	34%	19%	18%	56%	16%

Financial highlights
Nomura Tax-Free USA Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is $0.01 per share and 0.09% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.02% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.79	$10.77	$10.03	$10.51	$12.56	$11.94

0.21	0.43	0.44	0.40	0.33	0.36
0.51	(0.99)	0.74	(0.48)	(1.88)	0.70
—	0.01[3]	—	—	—	—
0.72	(0.55)	1.18	(0.08)	(1.55)	1.06

(0.22)	(0.43)	(0.44)	(0.40)	(0.33)	(0.36)
—	—	—	—	(0.17)	(0.08)
(0.22)	(0.43)	(0.44)	(0.40)	(0.50)	(0.44)

$10.29	$9.79	$10.77	$10.03	$10.51	$12.56

7.40%	(5.23%)[3]	11.99%	(0.72%)	(12.65%)	9.03%

$624,617	$631,739	$700,740	$469,980	$534,749	$944,054
0.82%[5]	0.82%[5]	0.80%	0.80%	0.80%	0.82%
0.92%[5]	0.91%[5]	0.89%	0.95%	0.91%	0.92%
4.12%	4.16%	4.20%	3.93%	2.82%	2.84%
4.02%	4.07%	4.11%	3.78%	2.71%	2.74%
12%	37%	28%	65%	71%	40%

Financial highlights
Nomura Tax-Free USA Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is $0.01 per share and 0.09% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.02% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.80	$10.77	$10.03	$10.51	$12.56	$11.94

0.17	0.35	0.36	0.32	0.24	0.26
0.51	(0.98)	0.74	(0.48)	(1.88)	0.70
—	0.01[3]	—	—	—	—
0.68	(0.62)	1.10	(0.16)	(1.64)	0.96

(0.18)	(0.35)	(0.36)	(0.32)	(0.24)	(0.26)
—	—	—	—	(0.17)	(0.08)
(0.18)	(0.35)	(0.36)	(0.32)	(0.41)	(0.34)

$10.30	$9.80	$10.77	$10.03	$10.51	$12.56

7.00%	(5.84%)[3]	11.15%	(1.46%)	(13.31%)	8.22%

$10,045	$9,293	$10,352	$6,723	$8,366	$9,834
1.57%[5]	1.57%[5]	1.55%	1.55%	1.55%	1.57%
1.67%[5]	1.66%[5]	1.64%	1.70%	1.66%	1.67%
3.36%	3.41%	3.45%	3.18%	2.07%	2.09%
3.26%	3.32%	3.36%	3.03%	1.96%	1.99%
12%	37%	28%	65%	71%	40%

Financial highlights
Nomura Tax-Free USA Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is $0.01 per share and 0.09% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.02% and 0.02% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$9.87	$10.85	$10.11	$10.59	$12.66	$12.03

0.23	0.46	0.46	0.43	0.36	0.39
0.52	(0.99)	0.74	(0.48)	(1.90)	0.71
—	0.01[3]	—	—	—	—
0.75	(0.52)	1.20	(0.05)	(1.54)	1.10

(0.24)	(0.46)	(0.46)	(0.43)	(0.36)	(0.39)
—	—	—	—	(0.17)	(0.08)
(0.24)	(0.46)	(0.46)	(0.43)	(0.53)	(0.47)

$10.38	$9.87	$10.85	$10.11	$10.59	$12.66

7.59%	(4.92%)[3]	12.21%	(0.43%)	(12.48%)	9.34%

$517,075	$493,442	$509,830	$265,745	$369,318	$209,447
0.57%[5]	0.57%[5]	0.55%	0.55%	0.55%	0.57%
0.67%[5]	0.66%[5]	0.64%	0.70%	0.66%	0.67%
4.37%	4.41%	4.45%	4.18%	3.07%	3.09%
4.27%	4.32%	4.36%	4.03%	2.96%	2.99%
12%	37%	28%	65%	71%	40%

Financial highlights
Nomura Tax-Free USA Intermediate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% and 0.01% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.54	$11.22	$10.66	$11.01	$12.63	$12.26

0.21	0.41	0.40	0.37	0.33	0.33
0.47	(0.68)	0.56	(0.35)	(1.62)	0.37
—	—[3]	—	—	—	—
0.68	(0.27)	0.96	0.02	(1.29)	0.70

(0.22)	(0.41)	(0.40)	(0.37)	(0.33)	(0.33)
(0.22)	(0.41)	(0.40)	(0.37)	(0.33)	(0.33)

$11.00	$10.54	$11.22	$10.66	$11.01	$12.63

6.47%	(2.42%)[3]	9.15%	0.17%	(10.33%)	5.79%

$317,393	$328,886	$384,304	$411,551	$452,772	$564,932
0.76%[5]	0.76%[5]	0.75%	0.75%	0.71%	0.65%
0.89%[5]	0.89%[5]	0.87%	0.88%	0.87%	0.88%
3.79%	3.78%	3.64%	3.39%	2.80%	2.64%
3.66%	3.65%	3.52%	3.26%	2.64%	2.41%
3%	30%	28%	27%	59%	23%

Financial highlights
Nomura Tax-Free USA Intermediate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% and 0.01% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.53	$11.21	$10.65	$11.00	$12.62	$12.25

0.17	0.33	0.32	0.28	0.24	0.23
0.47	(0.68)	0.56	(0.35)	(1.62)	0.37
—	—[3]	—	—	—	—
0.64	(0.35)	0.88	(0.07)	(1.38)	0.60

(0.18)	(0.33)	(0.32)	(0.28)	(0.24)	(0.23)
(0.18)	(0.33)	(0.32)	(0.28)	(0.24)	(0.23)

$10.99	$10.53	$11.21	$10.65	$11.00	$12.62

6.08%	(3.16%)[3]	8.34%	(0.58%)	(11.04%)	4.90%

$4,242	$4,041	$4,258	$5,177	$6,872	$7,497
1.51%[5]	1.51%[5]	1.50%	1.50%	1.50%	1.50%
1.64%[5]	1.64%[5]	1.62%	1.63%	1.62%	1.63%
3.02%	3.04%	2.89%	2.64%	2.01%	1.79%
2.89%	2.91%	2.77%	2.51%	1.89%	1.66%
3%	30%	28%	27%	59%	23%

Financial highlights
Nomura Tax-Free USA Intermediate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.01% and 0.01% for the six months ended February 28, 2026 and the year ended August 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/26[1] (Unaudited)	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.64	$11.32	$10.76	$11.11	$12.75	$12.38

0.22	0.45	0.43	0.40	0.36	0.35
0.47	(0.68)	0.56	(0.35)	(1.64)	0.37
—	—[3]	—	—	—	—
0.69	(0.23)	0.99	0.05	(1.28)	0.72

(0.23)	(0.45)	(0.43)	(0.40)	(0.36)	(0.35)
(0.23)	(0.45)	(0.43)	(0.40)	(0.36)	(0.35)

$11.10	$10.64	$11.32	$10.76	$11.11	$12.75

6.56%	(2.13%)[3]	9.37%	0.45%	(10.17%)	5.92%

$557,949	$580,246	$824,717	$751,847	$609,586	$649,184
0.51%[5]	0.51%[5]	0.50%	0.50%	0.50%	0.50%
0.64%[5]	0.64%[5]	0.62%	0.63%	0.62%	0.63%
4.04%	4.01%	3.89%	3.64%	3.01%	2.79%
3.91%	3.88%	3.77%	3.51%	2.89%	2.66%
3%	30%	28%	27%	59%	23%

Notes to financial statements
Nomura Funds national tax-free funds	February 28, 2026 (Unaudited)
Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Nomura Tax-Free USA Fund (formerly, Macquarie Tax-Free USA Fund through November 30, 2025) and Nomura Tax-Free USA Intermediate Fund (formerly, Macquarie Tax-Free USA Intermediate Fund through November 30, 2025). Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Nomura Minnesota High-Yield Municipal Bond Fund (formerly, Macquarie Minnesota High-Yield Municipal Bond Fund through November 30, 2025), Nomura National High-Yield Municipal Bond Fund (formerly, Macquarie National High-Yield Municipal Bond Fund through November 30, 2025), Nomura Tax-Free California Fund (formerly, Macquarie Tax-Free California Fund through November 30, 2025), Nomura Tax-Free Idaho Fund (formerly, Macquarie Tax-Free Idaho Fund through November 30, 2025), and Nomura Tax-Free New York Fund (formerly, Macquarie Tax-Free New York Fund through November 30, 2025). Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Nomura National High-Yield Municipal Bond Fund, Nomura Tax-Free USA Fund, and Nomura Tax-Free USA Intermediate Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Nomura Tax-Free USA Fund and Nomura National High-Yield Municipal Bond Fund, and 2.75% for Nomura Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Nomura National High-Yield Municipal Bond Fund or Nomura Tax-Free USA Fund, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Nomura Tax-Free USA Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official

Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2026, and for all open tax years (years ended August 31, 2022–August 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended February 28, 2026, the Funds did not incur any interest or tax penalties.

Notes to financial statements
Nomura Funds national tax-free funds
1. Significant Accounting Policies (continued)
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Each Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund's Chief Executive Officer and Chief Financial Officer act as each Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund's financial statements. Adoption of the new standard impacted each Fund's financial statements note disclosures only, and did not affect any Fund's financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2026, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Nomura National High-Yield Municipal Bond Fund	$19,013
Nomura Tax-Free USA Fund	6,691
Nomura Tax-Free USA Intermediate Fund	6,541
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2026, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Nomura National High-Yield Municipal Bond Fund	$122
Nomura Tax-Free USA Fund	813
Nomura Tax-Free USA Intermediate Fund	680
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund
On the first $500 million	0.5500%	0.5500%	0.5000%
On the next $500 million	0.5000%	0.5000%	0.4750%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

Notes to financial statements
Nomura Funds national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Nomura National High-Yield Municipal Bond Fund	0.60%
Nomura Tax-Free USA Fund	0.55%
Nomura Tax-Free USA Intermediate Fund	0.50%
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from September 1, 2025 through December 29, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Nomura National High-Yield Municipal Bond Fund	0.85%	1.60%	0.60%
Nomura Tax-Free USA Fund	0.80%	1.55%	0.55%
Nomura Tax-Free USA Intermediate Fund	0.75%	1.50%	0.50%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura National High-Yield Municipal Bond Fund	$77,566
Nomura Tax-Free USA Fund	28,568
Nomura Tax-Free USA Intermediate Fund	23,117
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended February 28, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura National High-Yield Municipal Bond Fund	$114,138
Nomura Tax-Free USA Fund	40,117
Nomura Tax-Free USA Intermediate Fund	31,885
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, Nomura Tax-Free USA Intermediate Fund and Nomura National High-Yield Municipal Bond Fund pay DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. Nomura Tax-Free USA Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

Notes to financial statements
Nomura Funds national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2026, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Nomura National High-Yield Municipal Bond Fund	$30,053
Nomura Tax-Free USA Fund	20,405
Nomura Tax-Free USA Intermediate Fund	9,692
For the six months ended February 28, 2026, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Nomura National High-Yield Municipal Bond Fund	$5,565
Nomura Tax-Free USA Fund	4,763
Nomura Tax-Free USA Intermediate Fund	1,454
For the six months ended February 28, 2026, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Nomura National High-Yield Municipal Bond Fund	$28,846	$532
Nomura Tax-Free USA Fund	27,268	6
Nomura Tax-Free USA Intermediate Fund	5,706	—
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
During the year ended August 31, 2025, DMC reimbursed each Fund the following amounts in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return for Nomura National High-Yield Municipal Bond Fund and Nomura Tax-Free USA Intermediate Fund. Payment by affiliates impacted the total return by 0.09% for Nomura Tax-Free USA Fund.
Fund	Payment by affiliates
Nomura National High-Yield Municipal Bond Fund	$441,995
Nomura Tax-Free USA Fund	728,651

Fund	Payment by affiliates
Nomura Tax-Free USA Intermediate Fund	$148,279
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of each Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 30, 2025 for Nomura National High-Yield Municipal Bond Fund, and October 16, 2025 for Nomura Tax-Free USA Fund and Nomura Tax-Free USA Intermediate Fund, Fund shareholders approved a new investment advisory agreement for each Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and each Fund’s name changes reflected below went effective.
Fund Name Prior to December 1, 2025	Fund Name Effective December 1, 2025
Macquarie National High-Yield Municipal Bond Fund	Nomura National High-Yield Municipal Bond Fund
Macquarie Tax-Free USA Fund	Nomura Tax-Free USA Fund
Macquarie Tax-Free USA Intermediate Fund	Nomura Tax-Free USA Intermediate Fund
An affiliated issuer includes any company in which the Funds held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Funds is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the six months ended February 28, 2026 for Nomura National High-Yield Municipal Bond Fund was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Common Stock—0.07%
TimberHP	$2,100,559	$—	$—	$—	$—
	Value, end of period	Shares	Dividends
Common Stock—0.07%
TimberHP	$2,100,559	436,852	$—

Notes to financial statements
Nomura Funds national tax-free funds
3. Investments
For the six months ended February 28, 2026, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Nomura National High-Yield Municipal Bond Fund	$189,602,267	$548,434,920
Nomura Tax-Free USA Fund	138,551,249	169,515,418
Nomura Tax-Free USA Intermediate Fund	24,197,514	95,930,134
At February 28, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Nomura National High-Yield Municipal Bond Fund	$3,137,232,155	$134,069,559	$(299,436,958)	$(165,367,399)
Nomura Tax-Free USA Fund	1,140,255,689	60,068,006	(51,427,445)	8,640,561
Nomura Tax-Free USA Intermediate Fund	859,786,909	50,713,529	(38,924,602)	11,788,927
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2025, each Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura National High-Yield Municipal Bond Fund	$ 28,662,509	$173,939,303	$ 202,601,812 *

	Loss carryforward character
	Short-term	Long-term	Total
Nomura Tax-Free USA Fund	$78,171,597	$64,933,319	$143,104,916 *
Nomura Tax-Free USA Intermediate Fund	57,832,264	26,523,614	84,355,878 *
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and

Notes to financial statements
Nomura Funds national tax-free funds
3. Investments (continued)
industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of February 28, 2026:
	Nomura National High-Yield Municipal Bond Fund
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$2,100,559	$2,100,559
Municipal Bonds	2,933,364,553	761,894	2,934,126,447
Warrants	—	477,750	477,750
Short-Term Investments	35,160,000	—	35,160,000
Total Value of Securities	$2,968,524,553	$3,340,203	$2,971,864,756
	Nomura Tax-Free USA Fund
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$1,084,967	$1,084,967
Municipal Bonds	1,128,193,408	—	1,128,193,408
Warrants	—	112,875	112,875
Short-Term Investments	19,505,000	—	19,505,000
Total Value of Securities	$1,147,698,408	$1,197,842	$1,148,896,250
	Nomura Tax-Free USA Intermediate Fund
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$668,709	$668,709
Municipal Bonds	861,417,877	—	861,417,877
Warrants	—	89,250	89,250
Short-Term Investments	9,400,000	—	9,400,000
Total Value of Securities	$870,817,877	$757,959	$871,575,836
During the six months ended February 28, 2026, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets.

Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Nomura National High-Yield Municipal Bond Fund		Nomura Tax-Free USA Fund		Nomura Tax-Free USA Intermediate Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/26	8/31/25	2/28/26	8/31/25	2/28/26	8/31/25
Shares sold:
Class A	7,763,570	16,867,238	5,387,185	7,285,030	2,261,124	2,384,278
Class C	363,396	1,532,888	264,952	308,459	42,880	115,123
Institutional Class	47,202,269	151,640,681	12,783,739	32,520,273	6,691,916	25,362,371

Shares from reorganization:[1]
Class A	—	—	—	3,947,837	—	—
Class C	—	—	—	93,338	—	—
Institutional Class	—	—	—	1,193,254	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,541,835	3,157,472	1,255,532	2,538,060	548,185	1,126,454
Class C	105,600	216,944	16,899	32,069	5,906	11,714
Institutional Class	5,901,763	11,825,284	902,013	1,805,498	920,647	2,440,988
	62,878,433	185,240,507	20,610,320	49,723,818	10,470,658	31,440,928

Shares redeemed:
Class A	(14,873,230)	(18,896,746)	(10,463,783)	(14,354,524)	(5,151,359)	(6,577,819)
Class C	(1,017,486)	(1,831,415)	(254,854)	(446,772)	(46,391)	(123,176)
Institutional Class	(84,548,837)	(142,122,742)	(13,832,435)	(32,512,982)	(11,887,964)	(46,115,569)
	(100,439,553)	(162,850,903)	(24,551,072)	(47,314,278)	(17,085,714)	(52,816,564)
Net increase (decrease)	(37,561,120)	22,389,604	(3,940,752)	2,409,540	(6,615,056)	(21,375,636)
[1]	See Note 5.

Notes to financial statements
Nomura Funds national tax-free funds
4. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2026 and the year ended August 31, 2025, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Nomura National High-Yield Municipal Bond Fund
Six months ended
2/28/26	19,489	842	—	—	20,149	$198,489
Year ended
8/31/25	20,365	30,286	16,662	29,934	37,322	679,311

Nomura Tax-Free USA Fund
Six months ended
2/28/26	9,795	4,957	—	3,942	10,731	150,395
Year ended
8/31/25	49,863	11,315	32,743	39,019	54,759	984,740

Nomura Tax-Free USA Intermediate Fund
Six months ended
2/28/26	4,210	395	—	396	4,171	50,197
Year ended
8/31/25	26,577	3,356	3,969	7,361	26,326	366,645
5. Reorganization
The following reorganization occurred in a prior reporting period, as noted within the “Statements of changes in net assets.” On February 11-13, 2025, the Board approved a proposal to reorganize Macquarie Tax-Free Arizona Fund (the “Acquired Fund”), a series of Voyageur Insured Funds, with and into Macquarie Tax-Free USA Fund (now known as Nomura Tax-Free USA Fund) (the “Acquiring Fund”), a series of Delaware Group® Tax-Free Fund (the “Reorganization”). On May 6, 2025, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund shared similar investment objectives, principal investment strategies and principal risks, and similar fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio was equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on June 6, 2025. For financial reporting purposes, assets received and shares issued by the Acquiring Fund was recorded at fair value; however, the cost basis of the investment received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Fund and Acquiring Fund on the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$39,083,582	4,041,736	3,947,837	$625,518,504	0.9768
Class C	924,050	95,361	93,338	8,954,225	0.9788
Institutional Class	11,896,740	1,230,273	1,193,254	510,507,155	0.9699
The net assets of the Acquired Fund before the Reorganization was $51,925,581. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization was $1,196,884,256.
Assuming the Reorganization had been completed on September 1, 2024, the Acquiring Fund's pro forma results of operations for the year ended August 31, 2025, would have been as follows:
Net investment income	$53,344,130
Net realized loss on investments	(22,080,920)
Net change in unrealized appreciation (depreciation)	(97,655,521)
Net decrease in net assets resulting from operations	$(66,392,311)
6. Line of Credit
Each Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.

Notes to financial statements
Nomura Funds national tax-free funds
6. Line of Credit (continued)
Each Fund had no amounts outstanding as of February 28, 2026, or at any time during the period then ended.
7. Securities Lending
Each Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended February 28, 2026, each Fund had no securities out on loan.
8. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
As of February 28, 2026, Nomura National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California, and territory of Puerto Rico, which constituted approximately 11.69%, and 13.04%, respectively, of the Fund’s net assets. As of February 28, 2026, Nomura Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 11.38%, 10.91%, and 13.38%, respectively, of the Fund’s net assets. As of February 28, 2026, Nomura Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of

Notes to financial statements
Nomura Funds national tax-free funds
8. Geographic, Credit and Market Risks (continued)
Illinois, New York, and territory of Puerto Rico, which constituted approximately 10.23%, 13.51%, and 12.01%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.
From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
Each Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of February 28, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material. Because each Fund does not pay a material amount of income taxes, there was not a significant impact to the income tax disclosures.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to February 28, 2026, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Nomura Funds national tax-free funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting, shareholders of each Fund approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Fund	Special Shareholder Meeting Date	For	Against	Abstain
Nomura National High-Yield Municipal Bond Fund	9/30/25	167,208,464	1,820,758	3,325,948
Nomura Tax-Free USA Fund	10/16/25	58,529,085	1,334,372	5,432,057
Nomura Tax-Free USA Intermediate Fund	10/16/25	44,244,584	845,653	2,888,363
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory

Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.

Other Fund information (Unaudited)
Nomura Funds national tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”).

The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and

Other Fund information (Unaudited)
Nomura Funds national tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.

The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a

Other Fund information (Unaudited)
Nomura Funds national tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5344021)
SA-011-0426
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Tax-Free Fund

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 29, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 29, 2026